UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund: Fund Address:	The Royce Fund 745 Fifth Avenue New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 3/31/2017

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.0%

Consumer Discretionary – 9.3%
Auto Components - 2.2%
Autoliv	9,600	$981,696
Gentex Corporation	63,296	1,350,104
Nokian Renkaat	52,500	2,192,113
STRATTEC SECURITY	8,829	245,446

		4,769,359

Automobiles - 0.4%
Thor Industries	8,640	830,563

Household Durables - 1.1%
Flexsteel Industries	9,100	458,640
Hunter Douglas	27,600	1,855,246

		2,313,886

Media - 0.4%
Saga Communications Cl. A	18,835	961,527

Multiline Retail - 0.2%
Dillard’s Cl. A	6,800	355,232

Specialty Retail - 3.6%
American Eagle Outfitters	96,000	1,346,880
Buckle (The)	32,379	602,249
Cato Corporation (The) Cl. A	34,410	755,644
DSW Cl. A	63,849	1,320,397
Fielmann	6,400	494,586
Genesco [1]	16,249	901,007
Shoe Carnival	44,468	1,092,579
USS	70,000	1,166,981

		7,680,323

Textiles, Apparel & Luxury Goods - 1.4%
HUGO BOSS	16,500	1,204,166
Movado Group	25,682	640,766
Stella International Holdings	100,000	165,219
Steven Madden [1]	23,708	913,944

		2,924,095

Total		19,834,985

Consumer Staples – 1.7%
Food & Staples Retailing - 0.8%
FamilyMart UNY Holdings	6,000	357,855
Village Super Market Cl. A	45,637	1,209,381

		1,567,236

Food Products - 0.9%
Hormel Foods	47,900	1,658,777
Industrias Bachoco ADR	6,100	329,888

		1,988,665

Total		3,555,901

Energy – 2.3%
Energy Equipment & Services - 1.9%
Helmerich & Payne	27,654	1,840,927
TGS-NOPEC Geophysical	100,900	2,138,757

		3,979,684

Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz	22,700	853,506

Total		4,833,190

Financials – 32.0%
Banks - 6.9%
Ames National	29,344	897,926
BGEO Group	58,000	2,341,370
BLOM Bank GDR	63,000	800,100
BOK Financial	22,114	1,730,863
Camden National	27,033	1,190,533
City Holding Company	13,489	869,771
CNB Financial	25,700	613,973
Codorus Valley Bancorp	3,342	86,591
First Republic Bank	44,700	4,193,307
Landmark Bancorp	500	14,860
MidWestOne Financial Group	15,600	534,924
National Bankshares	15,700	589,535
Northrim BanCorp	24,700	742,235
Unity Bancorp	5,250	88,988

		14,694,976

Capital Markets - 21.4%
ARA Asset Management	1,961,500	2,495,957
Ashmore Group	624,000	2,763,698
AURELIUS Equity Opportunities [2]	9,000	390,865
BM&FBOVESPA	402,000	2,477,027
Bolsa Mexicana de Valores	1,443,000	2,397,004
Carlyle Group L.P.	141,000	2,248,950
Coronation Fund Managers	266,000	1,253,841
Federated Investors Cl. B	52,600	1,385,484
Gluskin Sheff + Associates	51,700	683,450
Houlihan Lokey Cl. A	24,300	837,135
Interactive Brokers Group Cl. A	22,600	784,672
Jupiter Fund Management	509,500	2,719,383
KKR & Co. L.P.	288,000	5,250,240
Lazard Cl. A	40,100	1,844,199
Moelis & Company Cl. A	36,220	1,394,470
Northern Trust	25,000	2,164,500
Oaktree Capital Group LLC Cl. A	59,500	2,695,350
SEI Investments	53,000	2,673,320
Singapore Exchange	70,000	385,316
Sprott	735,700	1,233,681
State Street	27,900	2,221,119
TD Ameritrade Holding Corporation	74,100	2,879,526
Value Partners Group	2,527,200	2,406,393

		45,585,580

Diversified Financial Services - 0.9%
Leucadia National	76,900	1,999,400

Insurance - 1.6%
Marsh & McLennan	30,800	2,275,812
Reinsurance Group of America	8,055	1,022,824

		3,298,636

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	48,848	1,350,634
Southern Missouri Bancorp	2,500	88,800
Timberland Bancorp	5,800	129,920
TrustCo Bank Corp. NY	137,660	1,080,631

		2,649,985

Total		68,228,577

Health Care – 3.6%
Health Care Equipment & Supplies - 1.6%
Dentsply Sirona	56,000	3,496,640

Health Care Providers & Services - 0.1%
Ensign Group (The)	13,100	246,280

Health Care Technology - 0.2%
CompuGroup Medical	7,300	324,900

Pharmaceuticals - 1.7%
Recordati	82,300	2,789,330
Santen Pharmaceutical	52,000	752,933

		3,542,263

Total		7,610,083

Industrials – 27.0%
Aerospace & Defense - 1.3%
HEICO Corporation Cl. A	36,132	2,709,900

Air Freight & Logistics - 2.9%
C. H. Robinson Worldwide	28,500	2,202,765
Expeditors International of Washington	72,500	4,095,525

		6,298,290

Building Products - 1.3%
Apogee Enterprises	15,600	929,916
Geberit	1,000	431,088
TOTO	37,000	1,397,512

		2,758,516

Commercial Services & Supplies - 0.7%
Kimball International Cl. B	39,100	645,150
Societe BIC	6,600	822,375

		1,467,525

Construction & Engineering - 1.4%
Comfort Systems USA	25,600	938,240
KBR	136,900	2,057,607

		2,995,847

Electrical Equipment - 1.0%
Hubbell Cl. B	18,200	2,184,910

Machinery - 10.7%
Alamo Group	8,508	648,225
Donaldson Company	88,300	4,019,416
Federal Signal	32,329	446,463
Flowserve Corporation	20,100	973,242
Graco	23,500	2,212,290
IDEX Corporation	37,300	3,487,923
Lincoln Electric Holdings	27,050	2,349,563
Lindsay Corporation	27,500	2,423,300
Miller Industries	48,214	1,270,439
Pfeiffer Vacuum Technology	13,500	1,700,852
Spirax-Sarco Engineering	30,492	1,821,922
Wabash National	65,700	1,359,333

		22,712,968

Marine - 1.0%
Clarkson	67,400	2,195,583

Professional Services - 3.4%
Heidrick & Struggles International	13,700	360,995
Korn/Ferry International	43,300	1,363,517
ManpowerGroup	42,300	4,338,711
Robert Half International	25,000	1,220,750

		7,283,973

Road & Rail - 1.7%
Amerco	8,442	3,218,006
Werner Enterprises	17,600	461,120

		3,679,126

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies	53,700	3,321,345

Total		57,607,983

Information Technology – 7.5%
Communications Equipment - 0.2%
TESSCO Technologies	20,579	323,090

Electronic Equipment, Instruments & Components - 3.1%
FLIR Systems	104,800	3,802,144
Methode Electronics	17,100	779,760
PC Connection	23,400	697,086
Vishay Intertechnology	83,188	1,368,443

		6,647,433

IT Services - 1.0%
Western Union	109,100	2,220,185

Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments	5,308	364,925

Software - 0.7%
Computer Modelling Group	140,000	1,089,596
SimCorp	7,000	421,590

		1,511,186

Technology Hardware, Storage & Peripherals - 2.3%
Diebold Nixdorf	160,000	4,912,000

Total		15,978,819

Materials – 12.0%
Chemicals - 1.8%
Quaker Chemical	26,800	3,528,488
Victrex	10,000	238,051

		3,766,539

Containers & Packaging - 2.7%
AptarGroup	41,200	3,171,988
Greif Cl. A	46,300	2,550,667

		5,722,655

Metals & Mining - 7.5%
Carpenter Technology	69,300	2,584,890
Compass Minerals International	38,100	2,585,085
Franco-Nevada Corporation	36,000	2,358,360
Reliance Steel & Aluminum	53,600	4,289,072
Royal Gold	19,900	1,393,995
Worthington Industries	62,200	2,804,598

		16,016,000

Total		25,505,194

Real Estate – 0.2%
Real Estate Management & Development - 0.2%
Relo Group	23,000	381,371

Total		381,371

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
Inmarsat	105,000	1,118,871

Total		1,118,871

Utilities – 1.6%
Gas Utilities - 0.0%
Star Gas Partners L.P.	18,400	169,280

Water Utilities - 1.6%
Aqua America	104,800	3,369,320

Total		3,538,600

Miscellaneous[3] – 0.3%
Total		562,847

TOTAL COMMON STOCKS
(Cost $152,343,146)		208,756,421

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.2%
Unit Corporation 6.625%
due 5/15/21
(Cost $380,824)	$458,000	451,130

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $4,023,030 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $4,106,073)
(Cost $4,023,000)		4,023,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)
(Cost $412,538)		412,538

TOTAL INVESTMENTS – 100.3%
(Cost $157,159,508)		213,643,089

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(627,376)

NET ASSETS – 100.0%		$213,015,713

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.1%

Banks - 16.4%
BankUnited	4,100	$152,971
BLOM Bank GDR	8,000	101,600
BOK Financial	12,200	954,894
Capital City Bank Group	29,822	637,893
Chemung Financial	14,512	573,224
First Citizens BancShares Cl. A	3,465	1,162,057
First Republic Bank	10,400	975,624
Investors Bancorp	25,300	363,814
Live Oak Bancshares	45,000	974,250
Popular	28,900	1,177,097
State Bank Financial	12,500	326,500
Umpqua Holdings	17,400	308,676
Webster Financial	14,600	730,584

Total		8,439,184

Capital Markets - 49.1%
AllianceBernstein Holding L.P.	11,500	262,775
ARA Asset Management	793,320	1,009,479
Ares Management L.P.	51,700	979,715
Ashmore Group	285,000	1,262,266
Associated Capital Group Cl. A	14,084	509,137
BM&FBOVESPA	136,000	837,999
Canaccord Genuity Group [1]	88,000	336,820
Carlyle Group L.P.	41,700	665,115
Charles Schwab (The) Corporation	22,000	897,820
Citadel Capital [1]	150,000	9,141
Coronation Fund Managers	68,000	320,531
CRISIL	14,000	410,718
Dundee Corporation Cl. A [1]	90,000	275,445
Edmond de Rothschild (Suisse)	20	319,473
Egyptian Financial Group-Hermes Holding
Company [1]	246,390	353,546
Financial Engines	15,600	679,380
Gluskin Sheff + Associates	70,500	931,977
GMP Capital [1]	108,000	295,612
Hellenic Exchanges - Athens Stock
Exchange	50,000	246,431
Intermediate Capital Group	39,111	346,936
INTL FCStone [1]	12,100	459,316
IOOF Holdings	20,000	130,338
JSE	51,000	489,843
Jupiter Fund Management	118,800	634,078
KKR & Co. L.P.	23,900	435,697
Lazard Cl. A	7,900	363,321
MarketAxess Holdings	4,600	862,454
Medley Management Cl. A	31,302	259,807
MSCI	2,150	208,958
MVC Capital	47,100	423,429
Northern Trust	11,600	1,004,328
NZX	440,000	333,115
Oaktree Capital Group LLC Cl. A	13,400	607,020
Partners Group Holding	670	360,201
Reinet Investments	7,200	139,102
Rothschild & Co	23,500	673,500
SEI Investments	19,900	1,003,756
Silvercrest Asset Management
Group Cl. A	41,600	553,280
Singapore Exchange	105,000	577,975
SPARX Group	220,000	416,959
Sprott	460,000	771,365
TD Ameritrade Holding Corporation	12,715	494,105
Tokai Tokyo Financial Holdings	9,400	48,887
U.S. Global Investors Cl. A	359,200	560,352
UOB-Kay Hian Holdings	129,000	128,645
Value Partners Group	672,000	639,876
Virtu Financial Cl. A	61,000	1,037,000
VZ Holding	1,850	507,912
Warsaw Stock Exchange	19,000	212,676

Total		25,287,611

Diversified Consumer Services - 0.1%
H&R Block	2,000	46,500

Total		46,500

Diversified Financial Services - 0.6%
SHUAA Capital [1]	580,000	281,086

Total		281,086

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook (India)	30,600	109,634

Total		109,634

Insurance - 6.2%
E-L Financial	2,400	1,478,061
Jardine Lloyd Thompson Group	11,900	168,776
MBIA [1]	95,300	807,191
National Western Life Group Cl. A	2,500	760,400

Total		3,214,428

Internet Software & Services - 0.1%
Novation Companies [1,4]	223,459	27,083

Total		27,083

Investment Companies - 0.9%
RIT Capital Partners	20,000	468,835

Total		468,835

IT Services - 2.7%
Cass Information Systems	3,800	251,180
DST Systems	2,900	355,250
GBST Holdings	105,000	235,044
PayPal Holdings [1]	12,800	550,656

Total		1,392,130

Marine - 1.4%
Clarkson	22,000	716,659

Total		716,659

Metals & Mining - 1.9%
Franco-Nevada Corporation	15,000	982,650

Total		982,650

Professional Services - 1.6%
IHS Markit [1]	14,000	587,300
Verisk Analytics [1]	3,200	259,648

Total		846,948

Real Estate Management & Development - 7.8%
Altus Group	32,000	700,230
FirstService Corporation	31,000	1,869,300
Kennedy Wilson Europe Real Estate	61,000	721,852
Midland Holdings [1]	800,000	213,086
Midland IC&I [1]	4,000,000	26,250
RMR Group Cl. A	10,000	495,000

Total		4,025,718

Software - 2.5%
Bottomline Technologies [1]	13,600	321,640
Fair Isaac	7,400	954,230

Total		1,275,870

Thrifts & Mortgage Finance - 1.3%
BofI Holding [1]	25,700	671,541

Total		671,541

Trading Companies & Distributors - 1.1%
Air Lease Cl. A	13,900	538,625

Total		538,625

Miscellaneous[3] - 4.2%
Total		2,162,867

TOTAL COMMON STOCKS
(Cost $43,038,381)		50,487,369

TOTAL INVESTMENTS – 98.1%
(Cost $43,038,381)		50,487,369

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.9%		984,121

NET ASSETS – 100.0%		$51,471,490

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.5%

Consumer Discretionary – 26.7%
Auto Components - 7.3%
Cooper Tire & Rubber	85,352	$3,785,361
Dorman Products [1]	25,000	2,053,250
Gentex Corporation	212,188	4,525,970
LCI Industries	17,000	1,696,600
Standard Motor Products	94,422	4,639,897

		16,701,078

Automobiles - 2.1%
Thor Industries	48,400	4,652,692

Distributors - 3.7%
Core-Mark Holding Company	15,000	467,850
Genuine Parts	10,969	1,013,645
LKQ Corporation [1]	174,324	5,102,464
Pool Corporation	16,000	1,909,280

		8,493,239

Household Durables - 2.5%
Ethan Allen Interiors	29,668	909,324
Forbo Holding	335	512,709
Hooker Furniture	31,000	962,550
NVR [1]	1,590	3,349,939

		5,734,522

Media - 2.5%
Media General (Rights) [1,5]	102,272	77,727
Meredith Corporation	47,780	3,086,588
Nexstar Media Group Cl. A	34,773	2,439,326

		5,603,641

Multiline Retail - 1.5%
Dollar Tree [1]	44,575	3,497,355

Specialty Retail - 5.4%
Camping World Holdings Cl. A	70,418	2,270,276
CarMax [1]	32,500	1,924,650
Dicks Sporting Goods	89,016	4,331,519
Monro Muffler Brake	25,000	1,302,500
Signet Jewelers	27,923	1,934,226
USS	36,100	601,829

		12,365,000

Textiles, Apparel & Luxury Goods - 1.7%
Coach	29,125	1,203,736
Wolverine World Wide	109,300	2,729,221

		3,932,957

Total		60,980,484

Consumer Staples – 2.3%
Food & Staples Retailing - 0.7%
Casey’s General Stores	14,800	1,661,300

Food Products - 1.6%
Cal-Maine Foods [1]	16,000	588,800
Hormel Foods	70,257	2,433,000
Sanderson Farms	6,200	643,808

		3,665,608

Total		5,326,908

Financials – 8.9%
Capital Markets - 5.7%
Affiliated Managers Group	27,080	4,439,495
Federated Investors Cl. B	13,300	350,322
Lazard Cl. A	92,033	4,232,598
Oaktree Capital Group LLC Cl. A	52,587	2,382,191
SEI Investments	22,700	1,144,988
TMX Group	12,700	643,762

		13,193,356

Insurance - 3.2%
Alleghany Corporation [1]	11,164	6,862,064
Brown & Brown	10,000	417,200

		7,279,264

Total		20,472,620

Health Care – 3.1%
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona	46,650	2,912,826
Hill-Rom Holdings	38,147	2,693,178

		5,606,004

Life Sciences Tools & Services - 0.6%
Bio-Techne	14,500	1,473,925

Total		7,079,929

Industrials – 23.8%
Aerospace & Defense - 1.0%
HEICO Corporation	8,400	732,480
Teledyne Technologies [1]	11,455	1,448,599

		2,181,079

Air Freight & Logistics - 0.6%
Expeditors International of Washington	24,400	1,378,356

Building Products - 1.2%
Simpson Manufacturing	61,412	2,646,243

Commercial Services & Supplies - 4.0%
Cintas Corporation	16,600	2,100,564
Copart [1,2]	114,635	7,099,346

		9,199,910

Construction & Engineering - 2.4%
Valmont Industries	35,694	5,550,417

Electrical Equipment - 2.4%
Generac Holdings [1]	27,100	1,010,288
Hubbell Cl. B	37,722	4,528,526

		5,538,814

Industrial Conglomerates - 1.3%
Carlisle Companies	27,650	2,942,237

Machinery - 1.5%
Franklin Electric	14,000	602,700
Lincoln Electric Holdings	27,300	2,371,278
Mueller Industries	16,494	564,590

		3,538,568

Marine - 1.9%
Kirby Corporation [1]	63,000	4,444,650

Professional Services - 5.7%
Equifax	25,950	3,548,403
IHS Markit [1]	82,868	3,476,312
ManpowerGroup	51,175	5,249,020
Verisk Analytics [1]	10,000	811,400

		13,085,135

Road & Rail - 1.1%
Kansas City Southern	1,588	136,187
Landstar System	26,400	2,261,160

		2,397,347

Trading Companies & Distributors - 0.7%
Diploma	114,300	1,516,557

Total		54,419,313

Information Technology – 10.3%
Electronic Equipment, Instruments & Components - 5.7%
AVX Corporation	234,713	3,844,599
Coherent [1]	8,370	1,721,207
II-VI [1]	38,800	1,398,740
IPG Photonics [1]	35,500	4,284,850
Littelfuse	10,700	1,711,037

		12,960,433

IT Services - 2.0%
DST Systems	37,406	4,582,235

Semiconductors & Semiconductor Equipment - 1.5%
Lam Research	26,900	3,452,884

Software - 1.1%
Check Point Software Technologies [1,2]	25,235	2,590,625

Total		23,586,177

Materials – 8.5%
Chemicals - 7.2%
Minerals Technologies	62,880	4,816,608
NewMarket Corporation	5,325	2,413,450
RPM International	11,000	605,330
Sensient Technologies	21,809	1,728,581
Westlake Chemical	104,180	6,881,089

		16,445,058

Metals & Mining - 0.9%
Reliance Steel & Aluminum	24,650	1,972,493

Paper & Forest Products - 0.4%
Neenah Paper	1,534	114,590
Stella-Jones	27,800	817,370

		931,960

Total		19,349,511

Real Estate – 4.8%
Real Estate Management & Development - 4.8%
Colliers International Group	6,200	292,640
Jones Lang LaSalle	26,540	2,957,883
Kennedy Wilson Europe Real Estate	206,000	2,437,731
Kennedy-Wilson Holdings	124,200	2,757,240
Realogy Holdings	86,700	2,582,793

Total		11,028,287

Utilities – 2.1%
Gas Utilities - 2.1%
UGI Corporation	96,903	4,787,008

Total		4,787,008

TOTAL COMMON STOCKS
(Cost $164,988,973)		207,030,237

REPURCHASE AGREEMENT – 11.5%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $26,236,197 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 2/15/23, valued at $26,763,080)
(Cost $26,236,000)		26,236,000

	PRINCIPAL AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.2%
U.S. Treasury Bills
due 4/13/17-12/7/17	$587,622	587,584
U.S. Treasury Bonds
0.75%-7.625%
due 1/15/25-11/15/46	161,046	161,603
U.S. Treasury Notes
0.125%-4.25%
due 4/15/17-1/15/27	1,901,787	1,904,679
U.S. Treasury Notes - Floating Rate
due 7/31/17-1/31/19	127,411	127,404
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	4,995	4,987

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $2,786,257)		2,786,257

TOTAL INVESTMENTS – 103.2%
(Cost $194,011,230)		236,052,494

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.2)%		(7,222,330)

NET ASSETS – 100.0%		$228,830,164

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Australia – 3.1%
Austal	37,400	$49,432
Berkeley Energia [1]	22,200	12,551
Mantra Group	23,900	53,318
NetComm Wireless [1]	10,400	12,316
Quintis	55,748	44,295
Seeing Machines [1]	679,200	34,039

Total		205,951

Brazil – 1.6%
Minerva [1]	20,500	63,911
T4F Entretenimento	19,100	39,108

Total		103,019

Canada – 8.4%
AGT Food and Ingredients	2,600	60,960
Altus Group	2,400	52,517
Dream Global Real Estate
Investment Trust	6,000	43,403
Exco Technologies	9,200	79,350
Interfor Corporation [1]	3,500	45,216
Magellan Aerospace	5,500	80,855
Questor Technology [1]	36,700	20,974
Sandstorm Gold [1]	5,500	23,485
Solium Capital [1]	11,600	66,293
Western Forest Products	48,000	78,325

Total		551,378

China – 1.1%
Xingda International Holdings	93,700	40,993
Xtep International Holdings	76,000	29,925

Total		70,918

Finland – 0.5%
Vaisala Cl. A	900	33,623

Total		33,623

France – 1.6%
Groupe Crit	400	31,099
HighCo	6,000	41,285
Manutan International	400	29,700

Total		102,084

Georgia – 0.6%
BGEO Group	900	36,332

Total		36,332

Germany – 4.3%
Allgeier	1,100	23,065
AURELIUS Equity Opportunities	900	39,087
CANCOM	1,300	73,405
HolidayCheck Group [1]	10,300	28,085
mutares	1,800	26,499
PNE Wind	19,000	52,031
VIB Vermoegen	1,900	43,336

Total		285,508

Greece – 0.6%
Aegean Marine Petroleum Network	3,000	36,150

Total		36,150

Hong Kong – 5.0%
China Metal International Holdings	177,000	55,572
CSI Properties	860,000	39,284
I.T	143,300	62,140
Oriental Watch Holdings	181,500	41,805
Pico Far East Holdings	155,300	62,548
Value Partners Group	29,700	28,280
Wasion Group Holdings	78,100	41,103

Total		330,732

India – 3.2%
CCL Products India	7,100	37,395
eClerx Services	2,000	43,736
Jagran Prakashan [1]	15,000	44,352
Multi Commodity Exchange of India	2,900	53,860
Quess Corporation [1]	2,900	30,592

Total		209,935

Indonesia – 0.7%
Selamat Sempurna	603,300	49,122

Total		49,122

Ireland – 2.8%
Ardmore Shipping	4,800	38,640
Irish Continental Group	14,500	76,570
Irish Residential Properties REIT	50,057	66,217

Total		181,427

Israel – 1.5%
Nova Measuring Instruments dentsu [1]	2,950	54,841
Sarine Technologies	33,800	46,513

Total		101,354

Italy – 0.8%
Banca Sistema	18,600	54,170

Total		54,170

Japan – 15.6%
Asia Pile Holdings	6,700	36,711
Ateam	2,300	54,974
BML	1,000	22,016
C. Uyemura & Co.	500	27,216
Digital Garage	1,900	39,236
eGuarantee	1,900	41,778
EM Systems	1,800	29,232
en-japan	1,200	26,731
GCA	4,300	36,538
G-Tekt	1,200	21,202
Inabata & Co.	2,600	31,691
Information Services International-
Dentsu	1,800	40,728
Investors Cloud	1,000	42,127
Kenedix	6,700	26,660
Kenko Mayonnaise	1,300	31,960
Leopalace21	4,200	21,692
Mandom Corporation	600	28,133
Maruwa Unyu Kikan	1,600	36,792
Meitec Corporation	500	20,300
NS Solutions	1,500	32,417
Open House	1,100	26,322
Outsourcing	1,000	39,702
Pressance	3,300	39,720
Relo Group	2,000	33,163
Ryobi	8,000	34,779
SPARX Group	22,200	42,075
Sun Frontier Fudousan	4,600	40,079
Tokai Corporation	1,000	36,558
Trancom	800	41,390
Yumeshin Holdings	6,000	43,762

Total		1,025,684

Malaysia – 1.2%
AEON Credit Service	10,900	39,408
CB Industrial Product Holding	79,300	37,450

Total		76,858

Mexico – 0.8%
Rassini	11,800	52,879

Total		52,879

Netherlands – 0.7%
Constellium Cl. A [1]	7,500	48,750

Total		48,750

New Zealand – 0.2%
New Zealand Refining	8,900	14,849

Total		14,849

Norway – 1.1%
Nordic Semiconductor [1]	12,500	45,567
NRC Group [1]	4,300	28,296

Total		73,863

Philippines – 0.7%
Integrated Micro-Electronics	311,800	45,364

Total		45,364

Singapore – 1.2%
CSE Global	82,800	31,371
Duty Free International	162,000	45,166

Total		76,537

South Africa – 1.1%
Adcock Ingram Holdings	8,200	38,047
Raubex Group	18,100	34,429

Total		72,476

South Korea – 6.3%
Eugene Technology	4,600	67,048
Huchems Fine Chemical	3,200	67,817
Koh Young Technology	1,600	73,397
KT Skylife	4,500	66,396
Modetour Network	2,100	72,579
Samjin Pharmaceutical	2,300	66,740

Total		413,977

Spain – 1.6%
Atento [1]	6,400	58,560
Papeles y Cartones de Europa	6,700	46,173

Total		104,733

Sweden – 3.9%
AcadeMedia [1]	7,100	44,174
Byggmax Group	8,300	56,966
Dustin Group	9,400	70,809
Knowit	2,400	31,739
Proact IT Group	2,700	53,032

Total		256,720

Taiwan – 8.1%
Chipbond Technology	16,900	27,013
Egis Technology [1]	3,700	29,998
Flytech Technology	21,424	70,960
Posiflex Technology	9,100	51,135
Realtek Semiconductor	8,400	30,037
Shih Her Technologies	36,800	36,506
Sinmag Equipment	10,000	45,810
Sitronix Technology	18,700	60,767
Sporton International	10,883	64,023
Taiwan Paiho	16,500	56,554
TCI	10,300	58,217

Total		531,020

Turkey – 0.8%
Tat Gida Sanayi	26,700	55,685

Total		55,685

United Arab Emirates – 1.0%
Aramex	47,500	64,016

Total		64,016

United Kingdom – 10.7%
Avon Rubber	3,400	40,958
BrainJuicer Group	2,600	25,653
Character Group	4,700	28,560
Connect Group	22,700	38,324
Consort Medical	2,900	37,642
Conviviality	19,600	66,917
dotdigital group	69,000	58,786
EMIS Group	4,400	48,926
Epwin Group	19,200	24,928
Finsbury Food Group	31,700	42,100
Hilton Food Group	7,500	60,656
Inspired Energy	221,500	44,056
Norcros	25,770	49,077
Pendragon	124,200	54,464
Rank Group	18,800	49,158
Real Estate Investors	42,500	31,683

Total		701,888

United States – 1.4%
Century Casinos [1]	8,400	63,504
Currency Exchange International [1]	1,800	29,778

Total		93,282

TOTAL COMMON STOCKS
(Cost $5,878,168)		6,060,284

REPURCHASE AGREEMENT – 6.4%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $424,003 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $437,130)
(Cost $424,000)		424,000

TOTAL INVESTMENTS – 98.6%
(Cost $6,302,168)		6,484,284

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.4%		90,965

NET ASSETS – 100.0%		$6,575,249

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Australia – 5.2%
ALS	300,000	$1,407,287
Cochlear	11,100	1,146,804
IPH	325,000	1,209,221

Total		3,763,312

Austria – 2.9%
Mayr-Melnhof Karton	18,371	2,139,141

Total		2,139,141

Brazil – 3.3%
OdontoPrev	400,000	1,443,813
TOTVS	105,000	930,732

Total		2,374,545

Canada – 3.5%
Morneau Shepell	85,000	1,276,422
Winpak	32,500	1,297,703

Total		2,574,125

China – 1.5%
TravelSky Technology	450,000	1,063,115

Total		1,063,115

Denmark – 1.6%
SimCorp	20,000	1,204,543

Total		1,204,543

France – 4.0%
Thermador Groupe	17,652	1,694,804
Virbac [1]	8,000	1,252,423

Total		2,947,227

Germany – 8.0%
Carl Zeiss Meditec	35,000	1,492,773
Fielmann	16,000	1,236,464
KWS Saat	4,500	1,396,734
STRATEC Biomedical	28,500	1,710,213

Total		5,836,184

Hong Kong – 1.6%
Value Partners Group	1,200,000	1,142,637

Total		1,142,637

India – 5.2%
Bajaj Finance	105,000	1,898,279
SH Kelkar & Company [1]	210,000	957,588
Vakrangee	180,000	911,989

Total		3,767,856

Italy – 1.7%
DiaSorin	18,500	1,249,276

Total		1,249,276

Japan – 19.2%
Ai Holdings	55,000	1,306,701
Horiba	21,000	1,126,112
Meitec Corporation	48,000	1,948,801
MISUMI Group	75,000	1,355,430
Nihon Kohden	67,500	1,509,095
Relo Group	115,000	1,906,853
Santen Pharmaceutical	125,000	1,809,934
Sugi Holdings	25,000	1,147,489
USS	112,500	1,875,505

Total		13,985,920

New Zealand – 2.0%
Fisher & Paykel Healthcare	215,000	1,461,935

Total		1,461,935

Singapore – 1.6%
XP Power	45,000	1,189,629

Total		1,189,629

Sweden – 3.0%
Addtech Cl. B	66,000	1,093,782
Bravida Holding	167,500	1,086,054

Total		2,179,836

Switzerland – 10.4%
Burckhardt Compression Holding	4,500	1,218,614
dormakaba Holding	1,400	1,113,962
LEM Holding	1,000	932,461
Partners Group Holding	3,900	2,096,691
VZ Holding	8,000	2,196,376

Total		7,558,104

United Kingdom – 20.7%
Ashmore Group	220,000	974,381
AVEVA Group	42,500	1,038,341
Berendsen	125,000	1,147,970
Clarkson	47,500	1,547,332
Consort Medical	110,000	1,427,805
Elementis	325,000	1,177,601
Equiniti Group	550,000	1,350,627
Exova Group	430,601	1,332,566
ITE Group	630,000	1,270,817
Rotork	350,000	1,066,907
Spirax-Sarco Engineering	20,000	1,195,017
Victrex	65,000	1,547,332

Total		15,076,696

TOTAL COMMON STOCKS
(Cost $61,825,610)		69,514,081

REPURCHASE AGREEMENT – 5.2%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $3,826,029 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 2/15/23, valued at $3,905,748)
(Cost $3,826,000)		3,826,000

TOTAL INVESTMENTS – 100.6%
(Cost $65,651,610)		73,340,081

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(460,762)

NET ASSETS – 100.0%		$72,879,319

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.7%

Consumer Discretionary – 18.1%
Auto Components - 2.3%
Fox Factory Holding [1,2]	74,600	$2,141,020
Modine Manufacturing [1,2]	74,000	902,800
Stoneridge [1]	111,700	2,026,238
Unique Fabricating	147,989	1,780,308

		6,850,366

Automobiles - 0.5%
Thor Industries	15,803	1,519,142

Distributors - 0.2%
Fenix Parts [1,2]	353,364	547,714

Hotels, Restaurants & Leisure - 0.7%
Century Casinos [1]	275,000	2,079,000

Household Durables - 1.5%
AV Homes [1]	157,400	2,589,230
TRI Pointe Group [1,2]	143,700	1,801,998

		4,391,228

Leisure Products - 3.0%
Acushnet Holdings [1,2]	86,000	1,486,080
American Outdoor Brands [1,2]	127,800	2,531,718
MCBC Holdings	133,100	2,152,227
Nautilus [1]	149,113	2,721,312

		8,891,337

Media - 1.0%
Harte-Hanks [1]	653,400	914,760
New Media Investment Group	140,300	1,993,663

		2,908,423

Multiline Retail - 0.4%
J.C. Penney Company [1,2]	205,000	1,262,800

Specialty Retail - 8.1%
American Eagle Outfitters	158,100	2,218,143
Ascena Retail Group [1,2]	334,000	1,422,840
Buckle (The)	93,775	1,744,215
Build-A-Bear Workshop [1]	165,300	1,462,905
Cato Corporation (The) Cl. A	69,650	1,529,514
Chico’s FAS	151,800	2,155,560
Express [1]	160,000	1,457,600
Finish Line (The) Cl. A	90,000	1,280,700
Guess?	140,000	1,561,000
Kirkland’s [1]	136,700	1,695,080
Shoe Carnival	82,100	2,017,197
Stein Mart	389,100	1,171,191
TravelCenters of America LLC [1]	186,900	1,140,090
Urban Outfitters [1,2]	60,000	1,425,600
West Marine [1]	182,300	1,739,142

		24,020,777

Textiles, Apparel & Luxury Goods - 0.4%
Vera Bradley [1]	147,100	1,369,501

Total		53,840,288

Consumer Staples – 1.0%
Food Products - 1.0%
Inventure Foods [1]	235,000	1,038,700
Landec Corporation [1]	152,500	1,830,000

Total		2,868,700

Energy – 7.4%
Energy Equipment & Services - 5.3%
Gulf Island Fabrication	160,100	1,849,155
Newpark Resources [1]	281,800	2,282,580
Pason Systems	178,150	2,573,419
Profire Energy [1]	1,192,400	1,681,284
Tesco Corporation [1]	246,516	1,984,454
TGS-NOPEC Geophysical	72,000	1,526,170
Total Energy Services	203,100	2,031,229
Unit Corporation [1]	78,800	1,903,808

		15,832,099

Oil, Gas & Consumable Fuels - 2.1%
Ardmore Shipping	332,000	2,672,600
Panhandle Oil and Gas Cl. A	80,900	1,553,280
SRC Energy [1,2]	238,500	2,012,940

		6,238,820

Total		22,070,919

Financials – 13.2%
Banks - 2.9%
Blue Hills Bancorp	114,100	2,036,685
Boston Private Financial Holdings	100,500	1,648,200
Brookline Bancorp	97,400	1,524,310
HarborOne Bancorp [1,2]	83,700	1,589,463
Park Sterling	156,400	1,925,284

		8,723,942

Capital Markets - 6.2%
Ares Management L.P.	95,000	1,800,250
Ashmore Group	500,363	2,216,109
Dundee Corporation Cl. A [1]	327,800	1,003,231
Federated Investors Cl. B	71,900	1,893,846
Jupiter Fund Management	305,349	1,629,756
Medley Management Cl. A	159,998	1,327,984
Newtek Business Services	85,800	1,456,884
Silvercrest Asset Management Group Cl. A	157,500	2,094,750
Sprott	1,254,400	2,103,479
Value Partners Group	2,445,100	2,328,217
ZAIS Group Holdings Cl. A [1,2]	215,800	582,660

		18,437,166

Diversified Financial Services - 0.4%
GTY Technology Holdings [1]	100,000	1,032,000

Insurance - 0.6%
MBIA [1]	204,500	1,732,115

Thrifts & Mortgage Finance - 3.1%
Beneficial Bancorp	108,000	1,728,000
Clifton Bancorp	135,000	2,185,650
Genworth MI Canada	65,000	1,797,233
Kearny Financial	135,800	2,043,790
Meridian Bancorp	76,100	1,392,630

		9,147,303

Total		39,072,526

Health Care – 6.7%
Biotechnology - 1.5%
Progenics Pharmaceuticals [1]	191,374	1,806,571
Zealand Pharma [1,2]	166,200	2,681,183

		4,487,754

Health Care Equipment & Supplies - 2.3%
AtriCure [1]	109,400	2,095,010
CryoLife [1]	160,500	2,672,325
Novadaq Technologies [1,2]	244,800	1,906,992

		6,674,327

Health Care Providers & Services - 0.3%
Nobilis Health [1]	572,300	972,910

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	195,300	2,476,404

Life Sciences Tools & Services - 0.5%
Harvard Bioscience [1]	595,600	1,548,560

Pharmaceuticals - 1.3%
Agile Therapeutics [1,2]	368,900	1,182,324
Lipocine [1]	334,500	1,304,550
Medicines Company (The) [1]	27,432	1,341,425

		3,828,299

Total		19,988,254

Industrials – 18.8%
Aerospace & Defense - 1.8%
CPI Aerostructures [1]	284,866	1,922,846
Kratos Defense & Security Solutions [1]	251,200	1,954,336
Wesco Aircraft Holdings [1]	126,600	1,443,240

		5,320,422

Commercial Services & Supplies - 2.5%
Atento [1]	180,600	1,652,490
Heritage-Crystal Clean [1]	108,700	1,489,190
Hudson Technologies [1]	297,013	1,960,286
Steelcase Cl. A	136,700	2,289,725

		7,391,691

Construction & Engineering - 2.0%
Ameresco Cl. A [1]	350,500	2,295,775
IES Holdings [1,2]	79,800	1,444,380
KBR	155,000	2,329,650

		6,069,805

Electrical Equipment - 1.4%
LSI Industries	271,800	2,742,462
Power Solutions International [1,2]	151,000	1,523,590

		4,266,052

Industrial Conglomerates - 0.5%
Raven Industries	49,400	1,435,070

Machinery - 4.0%
FreightCar America	95,000	1,190,350
Harsco Corporation [1]	121,300	1,546,575
Mueller Water Products Cl. A	172,500	2,038,950
Porvair	272,000	1,772,102
Rexnord Corporation [1,2]	63,500	1,465,580
Trinity Industries	60,000	1,593,000
Wabash National	105,000	2,172,450

		11,779,007

Marine - 0.8%
Clarkson	70,531	2,297,576

Professional Services - 5.1%
Acacia Research [1]	229,405	1,319,079
Heidrick & Struggles International	86,440	2,277,694
Kforce	82,674	1,963,507
Korn/Ferry International	68,240	2,148,878
Navigant Consulting [1]	86,023	1,966,486
Resources Connection	123,500	2,068,625
RPX Corporation [1]	168,900	2,026,800
TrueBlue [1]	57,472	1,571,859

		15,342,928

Road & Rail - 0.7%
Werner Enterprises	78,000	2,043,600

Total		55,946,151

Information Technology – 23.3%
Communications Equipment - 2.3%
Harmonic [1]	255,000	1,517,250
Infinera Corporation [1,2]	162,200	1,659,306
Oclaro [1]	189,900	1,864,818
Viavi Solutions [1]	175,000	1,876,000

		6,917,374

Electronic Equipment, Instruments & Components - 6.2%
AVX Corporation	127,878	2,094,642
Electro Scientific Industries [1]	185,000	1,289,450
LightPath Technologies Cl. A [1,2]	675,000	1,849,500
Neonode [1,2]	560,500	896,800
Novanta [1,2]	55,500	1,473,525
Orbotech [1]	78,400	2,528,400
PC Connection	79,500	2,368,305
TTM Technologies [1]	131,458	2,120,418
Vishay Intertechnology	129,150	2,124,517
Vishay Precision Group [1]	105,000	1,659,000

		18,404,557

Internet Software & Services - 2.2%
Amber Road [1]	212,000	1,636,640
Carbonite [1]	98,400	1,997,520
iPass [1]	615,700	720,369
QuinStreet [1]	547,042	2,133,464

		6,487,993

IT Services - 0.6%
Convergys Corporation	85,000	1,797,750

Semiconductors & Semiconductor Equipment - 9.7%
Brooks Automation	76,882	1,722,157
Cirrus Logic [1,2]	40,100	2,433,669
Cypress Semiconductor	103,000	1,417,280
FormFactor [1]	200,000	2,370,000
Inphi Corporation [1,2]	40,900	1,996,738
IXYS Corporation [1]	152,500	2,218,875
Lam Research	16,700	2,143,612
MKS Instruments	27,927	1,919,981
Nanometrics [1]	68,892	2,098,450
NeoPhotonics Corporation [1]	159,600	1,437,996
PDF Solutions [1]	69,600	1,574,352
Photronics [1]	213,900	2,288,730
Rudolph Technologies [1]	99,800	2,235,520
Teradyne	48,275	1,501,353
Xcerra Corporation [1]	163,600	1,454,404

		28,813,117

Software - 1.5%
Computer Modelling Group	210,900	1,641,399
Rubicon Project [1]	239,500	1,410,655
SeaChange International [1]	481,575	1,194,306

		4,246,360

Technology Hardware, Storage & Peripherals - 0.8%
Super Micro Computer [1]	94,600	2,398,110

Total		69,065,261

Materials – 4.3%
Chemicals - 1.3%
BioAmber [1,2]	328,200	761,424
Trecora Resources [1]	167,400	1,858,140
Victrex	60,000	1,428,306

		4,047,870

Metals & Mining - 3.0%
Alamos Gold Cl. A	192,800	1,548,373
Commercial Metals	77,900	1,490,227
Ferroglobe	148,263	1,531,557
Ferroglobe (Warranty Insurance Trust) [1,5]	205,763	0
Kirkland Lake Gold [1]	235,004	1,733,571
Orocobre [1]	500,000	1,061,960
Pretium Resources [1]	134,100	1,437,956

		8,803,644

Total		12,851,514

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
Kennedy-Wilson Holdings	75,460	1,675,212

Total		1,675,212

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	229,700	2,193,635

Total		2,193,635

Utilities – 0.4%
Water Utilities - 0.4%
Global Water Resources	130,300	1,133,610

Total		1,133,610

Miscellaneous[3] – 2.2%
Total		6,558,050

TOTAL COMMON STOCKS
(Cost $245,863,533)		287,264,120

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $10,869,082 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 2/15/23, valued at $11,090,334)
(Cost $10,869,000)		10,869,000

	PRINCIPAL AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 7.9%
U.S. Treasury Bills
due 4/6/17-12/7/17	$2,513,958	2,513,789
U.S. Treasury Bonds
0.75%-8.75%
due 8/15/20-11/15/46	1,764,015	1,775,178
U.S. Treasury Notes
0.125%-4.25%
due 4/15/17-1/15/27	10,246,967	10,263,465
U.S. Treasury Notes - Floating Rate
due 7/31/17-1/31/19	386,531	386,508
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	9,446	9,430
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		8,406,756

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $23,355,126)		23,355,126

TOTAL INVESTMENTS – 108.2%
(Cost $280,087,659)		321,488,246

LIABILITIES LESS CASH
AND OTHER ASSETS – (8.2)%		(24,407,036)

NET ASSETS – 100.0%		$297,081,210

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.2%

Consumer Discretionary – 15.9%
Auto Components - 3.8%
Fox Factory Holding [1,2]	56,700	$1,627,290
LCI Industries	10,478	1,045,704
Standard Motor Products	29,500	1,449,630
Stoneridge [1]	85,800	1,556,412
Superior Industries International	62,100	1,574,235
Unique Fabricating	110,000	1,323,300

		8,576,571

Distributors - 0.2%
Fenix Parts [1]	253,300	392,615

Diversified Consumer Services - 0.5%
Capella Education	14,051	1,194,686

Hotels, Restaurants & Leisure - 0.9%
Del Taco Restaurants [1]	90,100	1,194,726
Red Lion Hotels [1]	132,200	932,010

		2,126,736

Household Durables - 1.8%
AV Homes [1]	112,550	1,851,447
Cavco Industries [1]	10,210	1,188,444
ZAGG [1,2]	146,800	1,056,960

		4,096,851

Leisure Products - 2.0%
American Outdoor Brands [1,2]	51,165	1,013,579
MCBC Holdings	101,500	1,641,255
Nautilus [1]	96,700	1,764,775

		4,419,609

Media - 0.7%
New Media Investment Group	106,500	1,513,365

Specialty Retail - 4.6%
Buckle (The)	58,175	1,082,055
Build-A-Bear Workshop [1]	125,200	1,108,020
Cato Corporation (The) Cl. A	47,050	1,033,218
Citi Trends	94,424	1,605,208
Haverty Furniture	72,100	1,755,635
Kirkland’s [1]	124,640	1,545,536
Shoe Carnival	62,711	1,540,809
Stein Mart	295,934	890,762

		10,561,243

Textiles, Apparel & Luxury Goods - 1.4%
Cherokee [1]	112,400	966,640
Culp	38,474	1,200,389
Vera Bradley [1]	111,800	1,040,858

		3,207,887

Total		36,089,563

Consumer Staples – 0.7%
Food Products - 0.7%
John B. Sanfilippo & Son	22,000	1,610,180

Total		1,610,180

Energy – 5.8%
Energy Equipment & Services - 4.5%
Gulf Island Fabrication	120,518	1,391,983
Independence Contract Drilling [1]	214,486	1,181,818
Natural Gas Services Group [1]	61,687	1,606,946
Newpark Resources [1]	207,500	1,680,750
Profire Energy [1]	867,714	1,223,477
Tesco Corporation [1]	187,300	1,507,765
Total Energy Services	155,400	1,554,175

		10,146,914

Oil, Gas & Consumable Fuels - 1.3%
Ardmore Shipping	246,875	1,987,344
Panhandle Oil and Gas Cl. A	51,600	990,720

		2,978,064

Total		13,124,978

Financials – 11.8%
Banks - 3.6%
Blue Hills Bancorp	74,500	1,329,825
Brookline Bancorp	73,900	1,156,535
Caribbean Investment Holdings [1]	1,858,170	314,294
County Bancorp	50,900	1,479,154
HarborOne Bancorp [1]	60,900	1,156,491
Park Sterling	117,300	1,443,963
TriState Capital Holdings [1]	54,557	1,273,906

		8,154,168

Capital Markets - 3.8%
Canaccord Genuity Group [1]	444,500	1,701,323
GAIN Capital Holdings	194,800	1,622,684
Gluskin Sheff + Associates	122,400	1,618,071
Newtek Business Services	65,449	1,111,324
Silvercrest Asset Management Group Cl. A	118,800	1,580,040
Westwood Holdings Group	20,272	1,082,728

		8,716,170

Diversified Financial Services - 0.4%
Waterloo Investment Holdings [1,5]	2,760,860	828,258

Insurance - 1.2%
Atlas Financial Holdings [1]	121,700	1,661,205
Blue Capital Reinsurance Holdings	60,000	1,158,000

		2,819,205

Thrifts & Mortgage Finance - 2.8%
Beneficial Bancorp	66,900	1,070,400
Clifton Bancorp	101,200	1,638,428
Federal Agricultural Mortgage	18,000	1,036,260
Meridian Bancorp	64,300	1,176,690
Western New England Bancorp	140,900	1,479,450

		6,401,228

Total		26,919,029

Health Care – 7.9%
Biotechnology - 2.0%
BioSpecifics Technologies [1]	21,000	1,150,800
Progenics Pharmaceuticals [1]	144,100	1,360,304
Zealand Pharma [1,2]	125,600	2,026,213

		4,537,317

Health Care Equipment & Supplies - 3.1%
AtriCure [1]	83,100	1,591,365
CryoLife [1]	121,955	2,030,551
Novadaq Technologies [1,2]	186,021	1,449,104
Surmodics [1]	42,522	1,022,654
Tactile Systems Technology [1,2]	58,600	1,110,470

		7,204,144

Health Care Providers & Services - 0.8%
Landauer	22,300	1,087,125
Nobilis Health [1]	475,900	809,030

		1,896,155

Life Sciences Tools & Services - 0.6%
Harvard Bioscience [1]	505,079	1,313,205

Pharmaceuticals - 1.4%
Agile Therapeutics [1]	283,982	910,162
Corium International [1,2]	283,764	1,186,134
Lipocine [1]	255,300	995,670
Synergetics USA (Rights) [1,5]	196,684	37,370

		3,129,336

Total		18,080,157

Industrials – 20.9%
Aerospace & Defense - 1.3%
Astronics Corporation [1]	42,100	1,335,833
Astronics Corporation Cl. B [1,4]	5,640	178,224
CPI Aerostructures [1]	216,518	1,461,497

		2,975,554

Commercial Services & Supplies - 2.3%
Acme United	41,100	1,154,910
Heritage-Crystal Clean [1]	82,974	1,136,744
Hudson Technologies [1]	226,504	1,494,926
Viad Corporation	32,800	1,482,560

		5,269,140

Construction & Engineering - 0.7%
Northwest Pipe [1]	103,200	1,621,272

Electrical Equipment - 2.4%
American Superconducter [1,2]	89,300	612,598
Encore Wire	34,200	1,573,200
LSI Industries	192,936	1,946,724
Revolution Lighting Technologies [1,2]	189,000	1,413,720

		5,546,242

Industrial Conglomerates - 0.5%
Raven Industries	37,600	1,092,280

Machinery - 8.3%
Alimak Group	103,400	1,543,387
CIRCOR International	25,959	1,543,003
FreightCar America	80,709	1,011,284
Global Brass and Copper Holdings	44,400	1,527,360
Graham Corporation	49,588	1,140,524
Greenbrier Companies (The)	24,800	1,068,880
Harsco Corporation [1]	91,100	1,161,525
Kadant	27,476	1,630,701
Kornit Digital [1]	93,500	1,785,850
Lindsay Corporation	21,700	1,912,204
Lydall [1]	31,000	1,661,600
RBC Bearings [1]	12,469	1,210,615
Sun Hydraulics	45,100	1,628,561

		18,825,494

Marine - 0.8%
Clarkson	53,800	1,752,557

Professional Services - 3.9%
CRA International	31,683	1,119,360
GP Strategies [1]	63,218	1,599,415
Heidrick & Struggles International	65,800	1,733,830
Kforce	62,558	1,485,753
Navigant Consulting [1]	60,200	1,376,172
Resources Connection	94,152	1,577,046

		8,891,576

Road & Rail - 0.7%
Marten Transport	64,433	1,510,954

Total		47,485,069

Information Technology – 20.0%
Communications Equipment - 0.7%
EMCORE Corporation	117,600	1,058,400
Oclaro [1]	66,400	652,048

		1,710,448

Electronic Equipment, Instruments & Components - 7.6%
Airgain [1,2]	79,500	1,205,220
CUI Global [1]	242,874	1,151,223
ePlus [1]	16,767	2,264,383
Fabrinet [1]	37,749	1,586,590
Mesa Laboratories	9,700	1,190,190
Neonode [1,2]	651,996	1,043,194
Netlist [1]	606,800	600,732
Novanta [1]	42,042	1,116,215
Orbotech [1]	55,600	1,793,100
PC Connection	82,100	2,445,759
Rogers Corporation [1]	13,900	1,193,593
Vishay Precision Group [1]	103,200	1,630,560

		17,220,759

Internet Software & Services - 0.7%
QuinStreet [1]	416,104	1,622,806

IT Services - 1.7%
Cass Information Systems	23,800	1,573,180
Computer Task Group	194,810	1,075,351
Unisys Corporation [1]	82,500	1,150,875

		3,799,406

Semiconductors & Semiconductor Equipment - 6.0%
Brooks Automation	57,700	1,292,480
Nanometrics [1]	52,500	1,599,150
NeoPhotonics Corporation [1]	169,400	1,526,294
PDF Solutions [1]	52,900	1,196,598
Photronics [1]	163,100	1,745,170
Rudolph Technologies [1]	76,051	1,703,543
Silicon Motion Technology ADR	39,200	1,832,600
Ultra Clean Holdings [1]	100,400	1,693,748
Xcerra Corporation [1]	124,761	1,109,125

		13,698,708

Software - 2.7%
Attunity [1]	185,565	1,469,675
Computer Modelling Group	149,400	1,162,755
QAD Cl. A	62,200	1,732,270
Rubicon Project [1]	182,600	1,075,514
SeaChange International [1]	309,107	766,585

		6,206,799

Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [1]	51,246	1,299,086

Total		45,558,012

Materials – 4.7%
Chemicals - 1.9%
BioAmber [1,2]	235,012	545,228
FutureFuel Corporation	81,000	1,148,580
Quaker Chemical	8,660	1,140,175
Trecora Resources [1]	127,600	1,416,360

		4,250,343

Construction Materials - 0.5%
U.S. Concrete [1]	19,000	1,226,450

Metals & Mining - 2.3%
Haynes International	43,830	1,670,800
Kirkland Lake Gold [1]	121,742	898,063
McEwen Mining	215,804	656,044
Pretium Resources [1]	95,700	1,026,192
Richmont Mines [1,2]	137,900	979,090

		5,230,189

Total		10,706,982

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Community Healthcare Trust	52,100	1,245,190

Real Estate Management & Development - 1.0%
FRP Holdings [1]	20,575	823,000
Marcus & Millichap [1]	57,300	1,408,434

		2,231,434

Total		3,476,624

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	174,400	1,665,520

Total		1,665,520

Miscellaneous[3] – 2.3%
Total		5,214,271

TOTAL COMMON STOCKS
(Cost $175,337,719)		209,930,385

REPURCHASE AGREEMENT – 7.5%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $17,159,129 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 2/28/23, valued at $17,502,271)
(Cost $17,159,000)		17,159,000

	PRINCIPAL AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.8%
U.S. Treasury Bills
due 4/6/17-8/31/17	$260,369	260,346
U.S. Treasury Bonds
0.75%-8.75%
due 8/15/20-11/15/46	44,306	44,585
U.S. Treasury Notes
0.125%-3.625%
due 4/15/17-11/15/26	868,235	869,378
U.S. Treasury Notes - Floating Rate
due 7/31/17-1/31/19	59,428	59,424
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		9,592,297

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $10,826,030)		10,826,030

TOTAL INVESTMENTS – 104.5%
(Cost $203,322,749)		237,915,415

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.5)%		(10,288,435)

NET ASSETS – 100.0%		$227,626,980

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
MARCH 31, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.3%

Consumer Discretionary – 9.1%
Auto Components - 1.3%
Spartan Motors	79,055	$632,440

Hotels, Restaurants & Leisure - 1.8%
Belmond Cl. A [1]	23,500	284,350
Red Robin Gourmet Burgers [1]	9,552	558,314

		842,664

Household Durables - 4.7%
Beazer Homes USA [1]	57,500	697,475
Ethan Allen Interiors	12,500	383,125
M.D.C. Holdings	15,050	452,253
New Home [1]	66,163	692,065

		2,224,918

Media - 0.2%
Harte-Hanks [1]	62,172	87,041

Specialty Retail - 1.1%
Guess?	10,000	111,500
TravelCenters of America LLC [1]	68,488	417,777

		529,277

Total		4,316,340

Consumer Staples – 0.4%
Food Products - 0.4%
Landec Corporation [1]	17,388	208,656

Total		208,656

Energy – 3.4%
Energy Equipment & Services - 2.5%
Aspen Aerogels [1]	25,908	107,518
Helix Energy Solutions Group [1]	59,283	460,629
Newpark Resources [1]	75,000	607,500

		1,175,647

Oil, Gas & Consumable Fuels - 0.9%
Pengrowth Energy [1]	335,000	335,000
StealthGas [1]	30,100	120,099

		455,099

Total		1,630,746

Financials – 10.1%
Banks - 5.2%
Fidelity Southern	21,902	490,167
Old Line Bancshares	30,000	854,400
State Bank Financial	28,500	744,420
TriState Capital Holdings [1]	15,041	351,207

		2,440,194

Capital Markets - 1.2%
Hamilton Lane Cl. A [1]	30,028	560,623

Insurance - 1.1%
eHealth [1]	11,463	138,015
James River Group Holdings	9,106	390,283

		528,298

Thrifts & Mortgage Finance - 2.6%
BofI Holding [1]	19,000	496,470
NMI Holdings Cl. A [1]	64,050	730,170

		1,226,640

Total		4,755,755

Health Care – 16.4%
Biotechnology - 0.4%
CareDx [1]	148,831	208,363

Health Care Equipment & Supplies - 3.8%
Accuray [1]	100,000	475,000
Exactech [1]	26,955	679,266
Invuity [1]	40,906	325,203
Trinity Biotech ADR Cl. A [1]	50,000	298,000

		1,777,469

Health Care Providers & Services - 7.9%
Alliance HealthCare Services [1]	30,073	308,248
Civitas Solutions [1]	35,290	647,572
Community Health Systems [1]	92,000	816,040
Cross Country Healthcare [1]	45,000	646,200
Kindred Healthcare	70,000	584,500
Surgery Partners [1]	38,000	741,000

		3,743,560

Health Care Technology - 1.3%
Castlight Health Cl. B [1]	163,709	597,538

Life Sciences Tools & Services - 1.4%
Albany Molecular Research [1]	48,600	681,858

Pharmaceuticals - 1.6%
Sucampo Pharmaceuticals Cl. A [1]	67,669	744,359

Total		7,753,147

Industrials – 19.5%
Aerospace & Defense - 4.7%
Aerojet Rocketdyne Holdings [1]	11,546	250,548
Ducommun [1]	24,613	708,608
KEYW Holding Corporation [1]	70,945	669,721
Kratos Defense & Security Solutions [1]	75,011	583,586

		2,212,463

Air Freight & Logistics - 1.5%
Atlas Air Worldwide Holdings [1]	12,800	709,760

Building Products - 1.3%
Builders FirstSource [1]	23,700	353,130
PGT Innovations [1]	26,000	279,500

		632,630

Construction & Engineering - 2.4%
Great Lakes Dredge & Dock [1]	80,174	320,696
Layne Christensen [1]	37,000	327,080
Northwest Pipe [1]	31,500	494,865

		1,142,641

Electrical Equipment - 3.0%
Encore Wire	5,000	230,000
General Cable	35,000	628,250
Power Solutions International [1]	55,000	554,950

		1,413,200

Machinery - 4.1%
Commercial Vehicle Group [1]	22,393	151,601
FreightCar America	54,900	687,897
Gencor Industries [1]	58,231	870,553
Hyster-Yale Materials Handling Cl. A	3,800	214,282

		1,924,333

Marine - 0.4%
Diana Shipping [1]	40,000	184,800

Professional Services - 1.2%
GP Strategies [1]	22,301	564,215

Road & Rail - 0.9%
Celadon Group	65,000	425,750

Total		9,209,792

Information Technology – 25.5%
Communications Equipment - 2.4%
Aviat Networks [1]	7,525	110,693
Comtech Telecommunications	33,815	498,433
EMCORE Corporation	38,100	342,900
Oclaro [1]	20,000	196,400

		1,148,426

Electronic Equipment, Instruments & Components - 4.5%
KEMET Corporation [1]	96,000	1,152,000
PCM [1]	27,088	759,818
TTM Technologies [1]	13,500	217,755

		2,129,573

Internet Software & Services - 4.9%
Amber Road [1]	98,881	763,361
Angie’s List [1]	69,545	396,407
Limelight Networks [1]	80,066	206,570
MINDBODY Cl. A [1]	9,051	248,450
RetailMeNot [1]	31,446	254,713
Tremor Video [1]	57,435	114,870
Xactly Corporation [1]	30,000	357,000

		2,341,371

Semiconductors & Semiconductor Equipment - 10.3%
Alpha & Omega Semiconductor [1]	41,294	709,844
AXT [1]	50,000	290,000
Exar Corporation [1]	20,075	261,176
FormFactor [1]	68,340	809,829
Ichor Holdings [1]	30,075	596,387
Inphi Corporation [1]	10,000	488,200
Kopin Corporation [1]	100,055	410,226
Nanometrics [1]	27,638	841,853
Rubicon Technology [1]	58,151	48,440
Rudolph Technologies [1]	18,203	407,747

		4,863,702

Software - 2.7%
A10 Networks [1]	24,697	225,977
Bottomline Technologies [1]	16,064	379,914
Datawatch Corporation [1]	80,503	676,225

		1,282,116

Technology Hardware, Storage & Peripherals - 0.7%
Intevac [1]	25,020	312,750

Total		12,077,938

Materials – 7.3%
Chemicals - 2.9%
Calgon Carbon	29,000	423,400
Intrepid Potash [1]	52,200	89,784
Kraton Corporation [1]	28,000	865,760

		1,378,944

Construction Materials - 1.3%
U.S. Concrete [1]	9,800	632,590

Metals & Mining - 1.6%
Haynes International	14,752	562,346
Universal Stainless & Alloy Products [1]	11,780	200,260

		762,606

Paper & Forest Products - 1.5%
Boise Cascade [1]	26,000	694,200

Total		3,468,340

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
RAIT Financial Trust	120,002	384,006

Total		384,006

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.9%
Ooma [1]	42,500	422,875

Total		422,875

Miscellaneous[3] – 0.9%
Total		401,661

TOTAL COMMON STOCKS
(Cost $37,019,018)		44,629,256

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $2,437,018 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $2,490,166)
(Cost $2,437,000)		2,437,000

TOTAL INVESTMENTS – 99.4%
(Cost $39,456,018)		47,066,256

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.6%		260,870

NET ASSETS – 100.0%		$47,327,126

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.5%

Consumer Discretionary – 14.5%
Auto Components - 3.9%
American Axle & Manufacturing Holdings [1,2]	345,745	$6,493,091
Cooper Tire & Rubber	73,400	3,255,290
Dana	733,236	14,158,787
Modine Manufacturing [1,2]	461,500	5,630,300
Spartan Motors	904,756	7,238,048
Tower International	545,454	14,781,803
VOXX International Cl. A [1,6]	1,302,078	6,770,806

		58,328,125

Automobiles - 0.3%
Winnebago Industries	167,977	4,913,327

Diversified Consumer Services - 0.8%
Houghton Mifflin Harcourt [1,2]	716,600	7,273,490
K12 [1]	257,200	4,925,380

		12,198,870

Hotels, Restaurants & Leisure - 1.1%
Belmond Cl. A [1]	694,919	8,408,520
Carrols Restaurant Group [1]	108,905	1,541,006
Ignite Restaurant Group [1,2,4]	878,874	175,775
Jamba [1,2]	206,125	1,865,431
Red Robin Gourmet Burgers [1,2]	31,104	1,818,029
Ruby Tuesday [1]	913,731	2,567,584

		16,376,345

Household Durables - 2.1%
Beazer Homes USA [1]	719,479	8,727,280
Dixie Group [1,6]	841,035	3,027,726
M.D.C. Holdings	135,632	4,075,742
M/I Homes [1]	276,800	6,781,600
TRI Pointe Group [1]	192,972	2,419,869
William Lyon Homes Cl. A [1,2]	272,941	5,628,043

		30,660,260

Internet & Direct Marketing Retail - 0.0%
EVINE Live [1,2]	433,193	554,487

Leisure Products - 0.2%
Black Diamond [1]	480,582	2,619,172

Media - 0.9%
Ballantyne Strong [1]	545,038	3,270,228
Entravision Communications Cl. A	425,200	2,636,240
McClatchy Company (The) Cl. A [1,2]	342,705	3,313,957
New York Times Cl. A	244,799	3,525,106

		12,745,531

Multiline Retail - 0.3%
Bon-Ton Stores (The) [1]	247,396	207,837
J.C. Penney Company [1,2]	782,341	4,819,221

		5,027,058

Specialty Retail - 3.9%
American Eagle Outfitters	309,200	4,338,076
Ascena Retail Group [1]	628,797	2,678,675
Barnes & Noble	422,824	3,911,122
bebe stores [1,2]	283,305	1,099,224
Caleres	32,200	850,724
Chico’s FAS	223,300	3,170,860
Conn’s [1,2]	226,736	1,983,940
DSW Cl. A	250,700	5,184,476
Guess?	359,900	4,012,885
Lumber Liquidators Holdings [1,2]	304,320	6,387,677
New York & Company [1]	192,417	375,213
Rent-A-Center	308,618	2,737,442
RH [1,2]	223,200	10,325,232
Sears Hometown and Outlet Stores [1]	19,897	77,598
Stage Stores	183,346	474,866
TravelCenters of America LLC [1]	877,214	5,351,005
West Marine [1]	512,504	4,889,288

		57,848,303

Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A. Cl. A [1]	287,664	7,896,377
Unifi [1]	190,967	5,421,553
Vince Holding [1]	642,631	996,078

		14,314,008

Total		215,585,486

Consumer Staples – 1.2%
Food & Staples Retailing - 0.5%
Natural Grocers by Vitamin Cottage [1]	380,748	3,955,972
SUPERVALU [1]	849,300	3,278,298

		7,234,270

Food Products - 0.7%
Inventure Foods [1]	245,602	1,085,561
Landec Corporation [1]	464,702	5,576,424
SunOpta [1]	488,690	3,396,395

		10,058,380

Household Products - 0.0%
Central Garden & Pet [1]	27,013	1,001,372

Total		18,294,022

Energy – 3.9%
Energy Equipment & Services - 2.3%
Aspen Aerogels [1,2]	223,991	929,563
Basic Energy Services [1]	186,810	6,231,982
Independence Contract Drilling [1,2]	683,500	3,766,085
Matrix Service [1]	420,197	6,933,250
Newpark Resources [1]	1,233,531	9,991,601
Patterson-UTI Energy	159,600	3,873,492
Willbros Group [1]	974,509	2,670,155

		34,396,128

Oil, Gas & Consumable Fuels - 1.6%
Ardmore Shipping	301,800	2,429,490
Bill Barrett [1,2]	527,400	2,399,670
Dorian LPG [1,2]	294,800	3,104,244
Gener8 Maritime [1,2]	478,400	2,712,528
Matador Resources [1,2]	155,400	3,696,966
Pengrowth Energy [1,2]	2,416,300	2,416,300
Scorpio Tankers	777,126	3,450,439
StealthGas [1]	1,000,121	3,990,483

		24,200,120

Total		58,596,248

Financials – 6.1%
Banks - 2.6%
BancorpSouth	61,900	1,872,475
Boston Private Financial Holdings	411,846	6,754,274
CenterState Banks	200,041	5,181,062
Fidelity Southern	80,340	1,798,009
Guaranty Bancorp	175,760	4,279,756
Southern National Bancorp of Virginia	151,915	2,571,921
State Bank Financial	400,059	10,449,541
Umpqua Holdings	310,000	5,499,400

		38,406,438

Consumer Finance - 0.7%
Enova International [1]	704,995	10,469,176

Insurance - 1.4%
Ambac Financial Group [1]	91,146	1,719,013
Aspen Insurance Holdings	79,700	4,148,385
Assured Guaranty	54,700	2,029,917
Heritage Insurance Holdings	332,500	4,246,025
MBIA [1]	1,045,976	8,859,417

		21,002,757

Investment Companies - 0.2%
BlackRock Resources & Commodities Strategy Trust	329,900	2,837,140

Thrifts & Mortgage Finance - 1.2%
BofI Holding [1,2]	87,900	2,296,827
MGIC Investment [1]	349,685	3,542,309
PHH Corporation [1]	290,400	3,696,792
Radian Group	197,100	3,539,916
Walker & Dunlop [1,2]	107,037	4,462,373

		17,538,217

Total		90,253,728

Health Care – 5.2%
Health Care Equipment & Supplies - 1.9%
Accuray [1]	608,500	2,890,375
Analogic Corporation	87,538	6,644,134
AngioDynamics [1]	472,141	8,191,647
Invacare Corporation	671,907	7,995,693
RTI Surgical [1]	436,055	1,744,220

		27,466,069

Health Care Providers & Services - 1.5%
Brookdale Senior Living [1]	469,560	6,306,191
Community Health Systems [1]	629,100	5,580,117
Cross Country Healthcare [1]	126,261	1,813,108
Kindred Healthcare [2]	462,250	3,859,788
Tivity Health [1]	176,134	5,125,499

		22,684,703

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	892,636	11,318,624

Life Sciences Tools & Services - 0.7%
Albany Molecular Research [1,2]	770,744	10,813,538

Pharmaceuticals - 0.3%
Sucampo Pharmaceuticals Cl. A [1,2]	418,997	4,608,967

Total		76,891,901

Industrials – 22.8%
Aerospace & Defense - 3.1%
Aerojet Rocketdyne Holdings [1]	395,040	8,572,368
KEYW Holding Corporation [1]	436,435	4,119,946
Kratos Defense & Security Solutions [1]	1,602,124	12,464,525
LMI Aerospace [1]	87,684	1,208,285
Mercury Systems [1]	228,295	8,914,920
Wesco Aircraft Holdings [1]	889,700	10,142,580

		45,422,624

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings [1]	124,400	6,897,980

Building Products - 3.4%
Builders FirstSource [1]	298,094	4,441,601
Griffon Corporation	266,800	6,576,620
Insteel Industries	199,568	7,212,388
NCI Building Systems [1]	758,900	13,015,135
PGT Innovations [1,2]	674,783	7,253,917
Ply Gem Holdings [1]	215,192	4,239,282
Quanex Building Products	412,386	8,350,816

		51,089,759

Commercial Services & Supplies - 3.2%
ABM Industries	90,000	3,924,000
Herman Miller	273,300	8,622,615
Interface	663,716	12,643,790
Kimball International Cl. B	140,150	2,312,475
Steelcase Cl. A	397,942	6,665,528
Team [1]	254,316	6,879,248
TRC Companies [1]	393,765	6,871,199

		47,918,855

Construction & Engineering - 2.3%
Aegion Corporation [1]	458,389	10,501,692
Great Lakes Dredge & Dock [1]	476,400	1,905,600
Layne Christensen [1]	983,112	8,690,710
MasTec [1,2]	149,500	5,987,475
Northwest Pipe [1,6]	489,026	7,682,599

		34,768,076

Electrical Equipment - 2.1%
Encore Wire	227,306	10,456,076
General Cable	896,074	16,084,528
Power Solutions International [1,2]	212,405	2,143,167
Revolution Lighting Technologies [1,2]	425,823	3,185,156

		31,868,927

Machinery - 6.2%
Astec Industries	54,860	3,373,616
Commercial Vehicle Group [1]	855,943	5,794,734
DMC Global	345,962	4,289,929
Federal Signal	394,332	5,445,725
FreightCar America	450,720	5,647,522
Hardinge	595,097	6,688,890
Hurco Companies	202,073	6,284,470
Hyster-Yale Materials Handling Cl. A	144,874	8,169,445
Meritor [1,2]	611,832	10,480,682
Mueller Industries	330,521	11,313,734
Mueller Water Products Cl. A	947,676	11,201,530
NN	420,107	10,586,697
Westport Fuel Systems [1]	3,374,290	3,239,318

		92,516,292

Marine - 0.5%
Diana Shipping [1]	344,080	1,589,649
Navios Maritime Holdings [1]	1,025,549	1,917,777
Scorpio Bulkers [1]	344,090	3,165,628

		6,673,054

Professional Services - 0.3%
Korn/Ferry International	140,900	4,436,941

Road & Rail - 0.3%
Hertz Global Holdings [1,2]	286,300	5,021,702

Trading Companies & Distributors - 0.9%
Herc Holdings [1]	95,066	4,647,777
Univar [1]	271,639	8,328,452

		12,976,229

Total		339,590,439

Information Technology – 28.0%
Communications Equipment - 3.1%
ARRIS International [1,2]	301,960	7,986,842
Aviat Networks [1]	260,029	3,825,027
Ciena Corporation [1,2]	351,400	8,296,554
Comtech Telecommunications	782,083	11,527,903
EMCORE Corporation	471,968	4,247,712
Extreme Networks [1]	547,756	4,113,648
Harmonic [1]	478,119	2,844,808
Oclaro [1]	219,675	2,157,208
Westell Technologies Cl. A [1]	298,456	208,919

		45,208,621

Electronic Equipment, Instruments & Components - 7.8%
Benchmark Electronics [1]	179,400	5,704,920
Daktronics	308,425	2,914,616
Echelon Corporation [1,6]	230,152	1,387,816
Electro Scientific Industries [1]	332,938	2,320,578
Frequency Electronics [1]	226,979	2,496,769
Identiv [1,2]	541,900	3,825,814
II-VI [1]	171,778	6,192,597
KEMET Corporation [1]	1,498,234	17,978,808
Knowles Corporation [1,2]	365,677	6,929,579
Maxwell Technologies [1]	773,742	4,495,441
Novanta [1]	287,160	7,624,098
Park Electrochemical	203,034	3,626,187
PCM [1]	355,996	9,985,688
Perceptron [1]	407,926	3,402,103
RadiSys Corporation [1,2]	488,978	1,955,912
Sanmina Corporation [1]	257,123	10,439,194
SigmaTron International [1,6]	337,947	1,672,838
Systemax	60,200	667,618
TTM Technologies [1]	421,725	6,802,424
Vishay Intertechnology	697,423	11,472,608
Vishay Precision Group [1]	215,742	3,408,724

		115,304,332

Internet Software & Services - 2.0%
Amber Road [1]	216,771	1,673,472
Bazaarvoice [1,2]	286,600	1,232,380
Blucora [1]	372,440	6,443,212
Care.com [1]	583,937	7,305,052
Leaf Group [1]	514,957	3,862,177
Limelight Networks [1]	787,369	2,031,412
Marin Software [1,2]	719,191	1,294,544
QuinStreet [1]	853,631	3,329,161
Tremor Video [1]	954,282	1,908,564
YuMe [1]	288,780	1,181,110

		30,261,084

IT Services - 1.6%
CIBER [1]	949,973	379,989
Computer Task Group	698,763	3,857,172
Unisys Corporation [1]	1,226,624	17,111,405
Virtusa Corporation [1,2]	93,300	2,819,526

		24,168,092

Semiconductors & Semiconductor Equipment - 12.4%
Advanced Energy Industries [1]	96,371	6,607,196
Alpha & Omega Semiconductor [1]	264,162	4,540,945
Amtech Systems [1,6]	671,940	3,695,670
Axcelis Technologies [1,2]	69,923	1,314,552
AXT [1]	392,092	2,274,134
Brooks Automation	887,655	19,883,472
Cohu	561,806	10,370,939
Cree [1,2]	399,514	10,679,009
Cypress Semiconductor	567,400	7,807,424
Exar Corporation [1]	243,269	3,164,930
FormFactor [1]	704,338	8,346,405
IXYS Corporation [1]	860,715	12,523,403
Kopin Corporation [1]	1,055,122	4,326,000
Kulicke & Soffa Industries [1]	854,988	17,373,356
MaxLinear Cl. A [1]	402,022	11,276,717
Microsemi Corporation [1]	227,854	11,741,317
Nanometrics [1]	345,102	10,511,807
NeoPhotonics Corporation [1]	574,096	5,172,605
Rubicon Technology [1]	608,454	506,842
Rudolph Technologies [1]	278,897	6,247,293
Sigma Designs [1]	249,207	1,557,544
Ultra Clean Holdings [1]	668,438	11,276,549
Veeco Instruments [1]	144,400	4,310,340
Xcerra Corporation [1]	956,154	8,500,209

		184,008,658

Software - 0.2%
A10 Networks [1]	290,199	2,655,321
SeaChange International [1]	222,390	551,527

		3,206,848

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology [1]	243,498	1,134,701
Cray [1,2]	193,192	4,230,905
Intevac [1]	663,631	8,295,387

		13,660,993

Total		415,818,628

Materials – 8.6%
Chemicals - 3.2%
Calgon Carbon	466,960	6,817,616
Ferro Corporation [1]	825,211	12,534,955
Huntsman Corporation	454,800	11,160,792
Kraton Corporation [1]	191,118	5,909,369
Olin Corporation	200,200	6,580,574
Schulman (A.)	140,440	4,416,838

		47,420,144

Metals & Mining - 4.9%
A. M. Castle & Co. [1,4]	943,602	273,645
AK Steel Holding Corporation [1,2]	874,100	6,284,779
Allegheny Technologies [1,2]	645,822	11,598,963
Carpenter Technology	234,741	8,755,839
Century Aluminum [1]	727,803	9,235,820
Commercial Metals	704,861	13,483,991
Constellium Cl. A [1]	218,000	1,417,000
Haynes International	266,050	10,141,826
Noranda Aluminum Holding Corporation [1,4,6]	593,726	13,062
Synalloy Corporation [1]	372,233	4,559,854
TimkenSteel Corporation [1,2]	400,658	7,576,443

		73,341,222

Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation [1]	272,100	6,753,522

Total		127,514,888

Real Estate – 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
BRT Apartments [1]	144,787	1,213,315
RAIT Financial Trust	432,866	1,385,171

		2,598,486

Real Estate Management & Development - 0.1%
Tejon Ranch [1]	102,210	2,237,377

Total		4,835,863

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.4%
Iridium Communications [1,2]	601,213	5,801,705

Wireless Telecommunication Services - 0.1%
Boingo Wireless [1]	131,127	1,703,340

Total		7,505,045

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	501,799	2,784,985

Total		2,784,985

Miscellaneous[3] – 1.2%
Total		18,567,374

TOTAL COMMON STOCKS
(Cost $1,133,282,591)		1,376,238,607

REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $87,454,656 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 4/30/23, valued at $89,207,061)
(Cost $87,454,000)		87,454,000

	PRINCIPAL AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.3%
U.S. Treasury Bills
due 4/6/17-12/7/17	$6,219,713	6,219,338
U.S. Treasury Bonds
0.75%-8.75%
due 8/15/20-11/15/46	7,862,921	7,915,627
U.S. Treasury Notes
0.125%-4.25%
due 4/15/17-1/15/27	33,643,577	33,701,126
U.S. Treasury Notes - Floating Rate
due 4/30/17-1/31/19	518,315	518,285
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	15,414	15,388
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		45,016,963

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $93,386,727)		93,386,727

TOTAL INVESTMENTS – 104.7%
(Cost $1,314,123,318)		1,557,079,334

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.7)%		(69,628,607)

NET ASSETS – 100.0%		$1,487,450,727

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 98.2%

Consumer Discretionary – 12.4%
Auto Components - 3.8%
Cooper Tire & Rubber	151,600	$6,723,460
Dorman Products [1]	266,000	21,846,580
Gentex Corporation	788,534	16,819,430
LCI Industries	206,323	20,591,035
Motorcar Parts of America [1,2]	75,000	2,304,750
Standard Motor Products	80,451	3,953,362
STRATTEC SECURITY [6]	244,347	6,792,847
Superior Industries International	422,900	10,720,515

		89,751,979

Automobiles - 1.0%
Thor Industries	88,981	8,553,744
Winnebago Industries	527,462	15,428,263

		23,982,007

Distributors - 1.1%
Core-Mark Holding Company	383,960	11,975,712
Weyco Group	504,800	14,174,784

		26,150,496

Hotels, Restaurants & Leisure - 0.1%
Lindblad Expeditions Holdings [1,2]	370,700	3,321,472

Household Durables - 1.2%
AV Homes [1]	81,000	1,332,450
Cavco Industries [1]	13,600	1,583,040
Ethan Allen Interiors	682,169	20,908,480
Flexsteel Industries	91,500	4,611,600

		28,435,570

Internet & Direct Marketing Retail - 0.1%
Etsy [1,2]	190,000	2,019,700

Leisure Products - 0.2%
MCBC Holdings	127,100	2,055,207
Nautilus [1]	150,400	2,744,800

		4,800,007

Media - 0.5%
E.W. Scripps Company Cl. A [1]	102,067	2,392,450
Liberty Global LiLAC Group Cl. C [1,2]	128,500	2,960,640
Saga Communications Cl. A	137,734	7,031,321

		12,384,411

Multiline Retail - 0.0%
Dillard’s Cl. A	14,448	754,764

Specialty Retail - 3.7%
American Eagle Outfitters	744,491	10,445,209
America’s Car-Mart [1]	375,100	13,672,395
AutoCanada	106,200	1,792,028
Barnes & Noble	106,000	980,500
Buckle (The)	240,513	4,473,542
Caleres	205,013	5,416,444
Cato Corporation (The) Cl. A	169,976	3,732,673
DSW Cl. A	491,724	10,168,852
Genesco [1]	121,623	6,743,995
Hibbett Sports [1]	154,700	4,563,650
Kirkland’s [1]	327,051	4,055,432
Monro Muffler Brake	210,300	10,956,630
Murphy USA [1,2]	27,500	2,019,050
Shoe Carnival	363,895	8,940,900

		87,961,300

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor [1]	116,030	6,930,472
Movado Group	200,542	5,003,523
Steven Madden [1]	87,446	3,371,043

		15,305,038

Total		294,866,744

Consumer Staples – 2.0%
Food & Staples Retailing - 0.3%
Village Super Market Cl. A	250,711	6,643,841

Food Products - 0.9%
Cal-Maine Foods [1]	164,946	6,070,013
Farmer Bros. [1,2]	47,777	1,688,917
Industrias Bachoco ADR	101,760	5,503,181
John B. Sanfilippo & Son	19,300	1,412,567
Sanderson Farms	27,300	2,834,832
Seneca Foods Cl. A [1]	85,369	3,081,821
Seneca Foods Cl. B [1]	7,197	269,887
Tootsie Roll Industries	47,174	1,761,949

		22,623,167

Personal Products - 0.8%
Inter Parfums	281,800	10,299,790
Nutraceutical International	243,700	7,591,255

		17,891,045

Total		47,158,053

Energy – 4.2%
Energy Equipment & Services - 3.8%
Era Group [1]	339,840	4,506,278
Forum Energy Technologies [1,2]	90,665	1,876,766
Frank’s International	239,000	2,526,230
Helmerich & Payne	77,246	5,142,266
Matrix Service [1]	361,989	5,972,819
Oil States International [1,2]	72,773	2,412,425
Pason Systems	1,300,620	18,787,766
RPC	362,775	6,642,410
SEACOR Holdings [1]	271,509	18,785,708
TGS-NOPEC Geophysical	799,485	16,946,527
Unit Corporation [1]	248,884	6,013,037

		89,612,232

Oil, Gas & Consumable Fuels - 0.4%
Centennial Resource Development Cl. A [1]	12,545	228,695
San Juan Basin Royalty Trust	207,033	1,498,919
World Fuel Services	202,000	7,322,500

		9,050,114

Total		98,662,346

Financials – 13.0%
Banks - 2.6%
Ames National	25,433	778,250
Blue Hills Bancorp	96,590	1,724,132
BOK Financial	45,311	3,546,492
Camden National	123,382	5,433,743
City Holding Company	63,570	4,098,994
CNB Financial	94,300	2,252,827
Codorus Valley Bancorp	27,079	701,617
First Citizens BancShares Cl. A	78,876	26,452,644
Landmark Bancorp	3,450	102,534
MidWestOne Financial Group	97,956	3,358,911
National Bankshares	80,900	3,037,795
Northrim BanCorp	99,206	2,981,140
Popular	123,300	5,022,009
Unity Bancorp	42,822	725,833
Webster Financial	14,000	700,560

		60,917,481

Capital Markets - 6.7%
Ares Management L.P.	255,000	4,832,250
Artisan Partners Asset Management Cl. A	178,970	4,939,572
Bolsa Mexicana de Valores	3,780,000	6,279,053
Cohen & Steers	50,000	1,998,500
Cowen Group [1]	301,189	4,502,776
Diamond Hill Investment Group	75,001	14,591,445
Federated Investors Cl. B	857,527	22,587,261
Houlihan Lokey Cl. A	343,586	11,836,538
Lazard Cl. A	180,357	8,294,618
Moelis & Company Cl. A	269,095	10,360,158
Morningstar	139,504	10,965,014
Oaktree Capital Group LLC Cl. A	27,500	1,245,750
Reinet Investments	238,550	4,608,725
Reinet Investments DR	1,300,000	2,825,529
Rothschild & Co	328,346	9,410,257
SEI Investments	353,650	17,838,106
Sprott	2,613,700	4,382,863
Virtu Financial Cl. A	184,500	3,136,500
Virtus Investment Partners	17,370	1,839,483
Westwood Holdings Group	244,485	13,057,944

		159,532,342

Diversified Financial Services - 0.3%
PICO Holdings [1]	591,841	8,285,774

Insurance - 1.8%
Alleghany Corporation [1]	3,190	1,960,765
E-L Financial	41,100	25,311,802
MBIA [1]	721,577	6,111,757
ProAssurance Corporation	30,000	1,807,500
Reinsurance Group of America	56,628	7,190,624

		42,382,448

Investment Companies - 0.3%
RIT Capital Partners	350,500	8,216,339

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	762,757	21,090,029
Southern Missouri Bancorp	11,100	394,272
Timberland Bancorp	41,900	938,560
TrustCo Bank Corp. NY	1,062,151	8,337,885

		30,760,746

Total		310,095,130

Health Care – 8.6%
Biotechnology - 0.2%
Flexion Therapeutics [1,2]	50,000	1,345,500
Progenics Pharmaceuticals [1]	264,600	2,497,824
Zealand Pharma [1,2]	89,437	1,442,822

		5,286,146

Health Care Equipment & Supplies - 2.5%
Analogic Corporation	169,000	12,827,100
Atrion Corporation	9,500	4,447,900
Hill-Rom Holdings	52,400	3,699,440
ICU Medical [1,2]	37,400	5,710,980
Masimo Corporation [1]	67,600	6,304,376
Merit Medical Systems [1]	627,786	18,143,015
Neogen Corporation [1,2]	134,500	8,816,475

		59,949,286

Health Care Providers & Services - 2.5%
AAC Holdings [1,2]	100,000	853,000
AMN Healthcare Services [1,2]	131,300	5,330,780
Ensign Group (The)	100,300	1,885,640
HealthEquity [1,2]	56,000	2,377,200
HealthSouth Corporation	183,713	7,864,754
Landauer	399,400	19,470,750
Tivity Health [1,2]	93,000	2,706,300
U.S. Physical Therapy	290,500	18,969,650

		59,458,074

Health Care Technology - 1.0%
athenahealth [1,2]	90,900	10,243,521
Medidata Solutions [1]	235,665	13,595,514

		23,839,035

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories Cl. A [1,2]	66,422	13,240,561
Bio-Techne	246,940	25,101,451
ICON [1,2]	143,700	11,455,764
PAREXEL International [1]	91,400	5,768,254

		55,566,030

Total		204,098,571

Industrials – 28.0%
Aerospace & Defense - 2.0%
HEICO Corporation	299,935	26,154,332
HEICO Corporation Cl. A	123,040	9,228,000
Teledyne Technologies [1]	73,000	9,231,580
Wesco Aircraft Holdings [1]	304,473	3,470,992

		48,084,904

Air Freight & Logistics - 1.2%
Forward Air	406,700	19,346,719
Hub Group Cl. A [1]	181,300	8,412,320

		27,759,039

Airlines - 0.6%
Spirit Airlines [1]	249,269	13,228,706

Building Products - 1.6%
American Woodmark [1,2]	98,718	9,062,313
Apogee Enterprises	208,200	12,410,802
Gibraltar Industries [1]	302,920	12,480,304
Insteel Industries	93,759	3,388,450

		37,341,869

Commercial Services & Supplies - 2.5%
Copart [1]	322,352	19,963,259
Healthcare Services Group	245,700	10,587,213
Heritage-Crystal Clean [1]	242,158	3,317,565
Kimball International Cl. B	260,700	4,301,550
Mobile Mini	229,400	6,996,700
Steelcase Cl. A	278,670	4,667,722
Team [1]	286,082	7,738,518
UniFirst Corporation	16,268	2,301,109

		59,873,636

Construction & Engineering - 2.1%
Comfort Systems USA	265,400	9,726,910
Jacobs Engineering Group	54,000	2,985,120
KBR	565,800	8,503,974
MYR Group [1]	34,084	1,397,444
Valmont Industries	179,775	27,955,012

		50,568,460

Electrical Equipment - 1.0%
Encore Wire	181,218	8,336,028
Preformed Line Products [6]	290,278	15,137,998

		23,474,026

Industrial Conglomerates - 0.9%
Raven Industries	777,945	22,599,302

Machinery - 9.7%
Alamo Group	29,562	2,252,329
CIRCOR International	406,379	24,155,168
Colfax Corporation [1]	74,543	2,926,558
Federal Signal	144,517	1,995,780
Flowserve Corporation	30,000	1,452,600
Franklin Electric	349,848	15,060,956
Graco	158,549	14,925,803
Greenbrier Companies (The)	66,200	2,853,220
John Bean Technologies	272,783	23,991,265
Kadant	101,500	6,024,025
Lincoln Electric Holdings	189,419	16,452,934
Lindsay Corporation	106,600	9,393,592
Lydall [1]	67,793	3,633,705
Miller Industries	270,732	7,133,788
Mueller Water Products Cl. A	62,500	738,750
Nordson Corporation	145,800	17,910,072
Proto Labs [1,2]	20,025	1,023,277
RBC Bearings [1]	138,206	13,418,421
Sun Hydraulics	684,287	24,709,604
Tennant Company	454,900	33,048,485
Wabash National	346,700	7,173,223
Westinghouse Air Brake Technologies	16,257	1,268,046

		231,541,601

Marine - 0.7%
Clarkson	185,900	6,055,769
Diana Shipping [1]	201,900	932,778
Kirby Corporation [1]	125,300	8,839,915

		15,828,462

Professional Services - 3.0%
Advisory Board (The) [1]	207,654	9,718,207
Exponent	218,978	13,040,140
Heidrick & Struggles International	47,700	1,256,895
ICF International [1]	11,370	469,581
Korn/Ferry International	342,545	10,786,742
ManpowerGroup	147,205	15,098,817
Robert Half International	291,162	14,217,441
TrueBlue [1]	232,049	6,346,540

		70,934,363

Road & Rail - 1.7%
Landstar System	326,360	27,952,734
Old Dominion Freight Line	12,290	1,051,655
Saia [1]	71,277	3,157,571
Universal Logistics Holdings	586,484	8,416,046
Werner Enterprises	31,000	812,200

		41,390,206

Trading Companies & Distributors - 1.0%
Air Lease Cl. A	39,840	1,543,800
Applied Industrial Technologies	244,800	15,140,880
MSC Industrial Direct Cl. A	15,650	1,608,194
Richelieu Hardware	292,800	6,054,818

		24,347,692

Total		666,972,266

Information Technology – 18.3%
Communications Equipment - 0.4%
ADTRAN	79,700	1,653,775
Digi International [1]	354,544	4,219,074
NetScout Systems [1]	54,500	2,068,275
TESSCO Technologies	125,999	1,978,184

		9,919,308

Electronic Equipment, Instruments & Components - 9.7%
Badger Meter	455,028	16,722,279
Benchmark Electronics [1]	180,044	5,725,399
Celestica [1]	405,295	5,888,936
Cognex Corporation	292,585	24,562,511
Coherent [1]	119,480	24,569,867
Dolby Laboratories Cl. A	216,776	11,361,230
Fabrinet [1]	258,100	10,847,943
FARO Technologies [1]	367,993	13,155,750
FLIR Systems	770,700	27,960,996
HollySys Automation Technologies	139,100	2,354,963
IPG Photonics [1]	165,005	19,916,104
Methode Electronics	213,960	9,756,576
MTS Systems	68,774	3,786,009
National Instruments	511,190	16,644,346
Orbotech [1]	90,700	2,925,075
PC Connection	452,670	13,485,039
Plexus Corporation [1]	156,002	9,016,916
Richardson Electronics	157,551	948,457
ScanSource [1]	12,540	492,195
Vishay Intertechnology	661,141	10,875,769

		230,996,360

Internet Software & Services - 0.7%
Benefitfocus [1,2]	50,000	1,397,500
comScore [1,2,4]	275,709	5,955,314
j2 Global	67,850	5,693,294
Stamps.com [1]	10,600	1,254,510
WebMD Health [1,2]	31,800	1,675,224

		15,975,842

IT Services - 0.1%
Computer Task Group	129,708	715,988
Genpact	42,000	1,039,920
NCI Cl. A [1]	48,700	732,935

		2,488,843

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries [1]	357,914	24,538,584
Brooks Automation	192,500	4,312,000
Cabot Microelectronics	190,730	14,611,825
Cirrus Logic [1,2]	157,288	9,545,809
Diodes [1]	352,711	8,482,700
IXYS Corporation [1]	284,900	4,145,295
Kulicke & Soffa Industries [1]	68,100	1,383,792
MKS Instruments	232,135	15,959,281
Nanometrics [1]	104,681	3,188,583
PDF Solutions [1]	38,000	859,560
Photronics [1]	148,560	1,589,592
Rudolph Technologies [1]	91,000	2,038,400
Silicon Motion Technology ADR	27,100	1,266,925
Xperi	81,930	2,781,524

		94,703,870

Software - 2.5%
ACI Worldwide [1,2]	688,983	14,737,346
Blackbaud	142,743	10,944,106
Computer Modelling Group	729,400	5,676,798
Fair Isaac	99,700	12,856,315
Monotype Imaging Holdings	556,000	11,175,600
PTC [1,2]	88,400	4,645,420

		60,035,585

Technology Hardware, Storage & Peripherals - 0.9%
Cray [1,2]	35,650	780,735
Diebold Nixdorf	580,932	17,834,613
Stratasys [1]	70,300	1,440,447
Super Micro Computer [1,2]	79,366	2,011,928

		22,067,723

Total		436,187,531

Materials – 8.9%
Chemicals - 4.1%
Balchem Corporation	291,600	24,033,672
FutureFuel Corporation	712,056	10,096,954
Ingevity Corporation [1,2]	20,000	1,217,000
Innospec	117,278	7,593,751
Minerals Technologies	141,402	10,831,393
Platform Specialty Products [1,2]	100,000	1,302,000
Quaker Chemical	295,400	38,892,364
Umicore	47,000	2,677,454

		96,644,588

Containers & Packaging - 0.8%
AptarGroup	247,400	19,047,326

Metals & Mining - 3.1%
Compass Minerals International	128,426	8,713,704
Franco-Nevada Corporation	280,800	18,395,208
Haynes International	18,393	701,141
Hecla Mining	173,300	916,757
Major Drilling Group International [1]	1,546,250	8,208,840
Pretium Resources [1]	102,600	1,100,181
Reliance Steel & Aluminum	262,710	21,022,054
Schnitzer Steel Industries Cl. A	58,200	1,201,830
Worthington Industries	315,833	14,240,910

		74,500,625

Paper & Forest Products - 0.9%
Stella-Jones	696,000	20,463,661

Total		210,656,200

Real Estate – 2.0%
Real Estate Management & Development - 2.0%
FirstService Corporation	52,800	3,183,840
FRP Holdings [1]	444,276	17,771,040
Marcus & Millichap [1]	429,535	10,557,970
St. Joe Company (The) [1,2]	105,000	1,790,250
Tejon Ranch [1]	689,385	15,090,638

Total		48,393,738

Telecommunication Services – 0.2%
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems	162,000	4,294,620

Total		4,294,620

Utilities – 0.0%
Gas Utilities - 0.0%
Star Gas Partners L.P.	101,100	930,120

Total		930,120

Miscellaneous[3] – 0.6%
Total		13,030,618

TOTAL COMMON STOCKS
(Cost $1,404,470,892)		2,335,345,937

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $35,372,265 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 4/30/23, valued at $36,081,232)
(Cost $35,372,000)		35,372,000

	PRINCIPAL AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
U.S. Treasury Bills
due 4/6/17-12/7/17	$5,736,574	5,736,184
U.S. Treasury Bonds
0.75%-8.75%
due 8/15/20-11/15/46	5,985,591	6,024,483
U.S. Treasury Notes
0.125%-4.25%
due 4/15/17-1/15/27	28,525,526	28,572,472
U.S. Treasury Notes - Floating Rate
due 7/31/17-1/31/19	809,345	809,292
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	13,147	13,125
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		5,142,917

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $46,298,473)		46,298,473

TOTAL INVESTMENTS – 101.6%
(Cost $1,486,141,365)		2,417,016,410

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.6)%		(38,529,669)

NET ASSETS – 100.0%		$2,378,486,741

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.9%

Consumer Discretionary – 9.5%
Auto Components - 2.2%
Dorman Products [1]	636,300	$52,259,319

Automobiles - 1.3%
Thor Industries	326,900	31,424,897

Distributors - 1.7%
Core-Mark Holding Company	127,962	3,991,135
Pool Corporation	299,900	35,787,067

		39,778,202

Diversified Consumer Services - 0.6%
Sotheby’s 1	287,000	13,052,760

Specialty Retail - 1.2%
Camping World Holdings Cl. A	469,883	15,149,028
Monro Muffler Brake	225,596	11,753,551

		26,902,579

Textiles, Apparel & Luxury Goods - 2.5%
Columbia Sportswear	531,072	31,200,480
Wolverine World Wide	1,060,564	26,482,283

		57,682,763

Total		221,100,520

Consumer Staples – 2.1%
Food Products - 2.1%
Cal-Maine Foods [1]	345,100	12,699,680
Sanderson Farms	333,042	34,583,081

Total		47,282,761

Energy – 3.2%
Energy Equipment & Services - 3.2%
Pason Systems	2,553,600	36,887,360
SEACOR Holdings [1]	551,002	38,123,829

Total		75,011,189

Financials – 11.8%
Capital Markets - 7.9%
Ares Management L.P.	2,463,476	46,682,870
Ashmore Group	10,815,000	47,899,669
Federated Investors Cl. B	733,400	19,317,756
Lazard Cl. A	575,800	26,481,042
Morningstar	404,000	31,754,400
TMX Group	217,700	11,035,197

		183,170,934

Insurance - 2.6%
Alleghany Corporation [1]	98,260	60,396,492

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	1,134,500	31,368,624

Total		274,936,050

Health Care – 3.6%
Health Care Equipment & Supplies - 2.1%
IDEXX Laboratories [1]	316,300	48,903,143

Life Sciences Tools & Services - 1.5%
Bio-Techne	336,800	34,235,720

Total		83,138,863

Industrials – 32.5%
Air Freight & Logistics - 1.6%
Forward Air	791,828	37,667,258

Building Products - 1.3%
Simpson Manufacturing	680,833	29,337,094

Commercial Services & Supplies - 4.6%
Copart [1]	1,177,800	72,941,154
Ritchie Bros. Auctioneers	1,029,100	33,857,390

		106,798,544

Construction & Engineering - 3.3%
EMCOR Group	220,800	13,899,360
Valmont Industries	399,700	62,153,350

		76,052,710

Machinery - 11.3%
CIRCOR International	546,832	32,503,694
Lincoln Electric Holdings	900,300	78,200,058
Lindsay Corporation	492,675	43,414,521
RBC Bearings [1]	170,900	16,592,681
Sun Hydraulics	763,827	27,581,793
Woodward	941,101	63,919,580

		262,212,327

Marine - 3.5%
Clarkson	500,000	16,287,706
Kirby Corporation [1]	928,400	65,498,620

		81,786,326

Professional Services - 0.5%
Advisory Board (The) [1]	236,300	11,058,840

Road & Rail - 2.7%
Landstar System	739,300	63,321,045

Trading Companies & Distributors - 3.7%
Air Lease Cl. A	1,198,260	46,432,575
MSC Industrial Direct Cl. A	381,400	39,192,664

		85,625,239

Total		753,859,383

Information Technology – 19.3%
Electronic Equipment, Instruments & Components - 8.9%
Anixter International [1]	335,383	26,595,872
Cognex Corporation	1,001,100	84,042,345
IPG Photonics [1]	303,100	36,584,170
National Instruments	1,801,944	58,671,297

		205,893,684

IT Services - 3.0%
Gartner [1]	258,000	27,861,420
Jack Henry & Associates	453,700	42,239,470

		70,100,890

Semiconductors & Semiconductor Equipment - 4.6%
Cabot Microelectronics	450,374	34,503,152
MKS Instruments	1,053,600	72,435,000

		106,938,152

Software - 2.8%
Fair Isaac	349,600	45,080,920
PTC [1]	395,700	20,794,035

		65,874,955

Total		448,807,681

Materials – 6.9%
Chemicals - 3.7%
Minerals Technologies	554,900	42,505,340
Westlake Chemical	655,800	43,315,590

		85,820,930

Metals & Mining - 2.0%
Reliance Steel & Aluminum	597,700	47,827,954

Paper & Forest Products - 1.2%
Stella-Jones	932,012	27,402,842

Total		161,051,726

Real Estate – 1.0%
Real Estate Management & Development - 1.0%
Jones Lang LaSalle	167,600	18,679,020
Kennedy-Wilson Holdings	241,136	5,353,219

Total		24,032,239

TOTAL COMMON STOCKS
(Cost $977,918,117)		2,089,220,412

REPURCHASE AGREEMENT – 10.1%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $235,402,766 (collateralized
by obligations of various U.S. Government
Agencies, 1.50%-1.625% due 2/28/23-4/30/23,
valued at $240,112,829)
(Cost $235,401,000)		235,401,000

TOTAL INVESTMENTS – 100.0%
(Cost $1,213,319,117)		2,324,621,412

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(1,124,362)

NET ASSETS – 100.0%		$2,323,497,050

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Consumer Discretionary – 15.3%
Auto Components - 6.5%
Cooper Tire & Rubber	64,900	$2,878,315
Gentex Corporation	122,834	2,620,049
LCI Industries	8,032	801,594

		6,299,958

Automobiles - 0.9%
Thor Industries	9,105	875,264

Leisure Products - 1.0%
MCBC Holdings	56,800	918,456

Media - 0.7%
E.W. Scripps Company Cl. A [1]	27,790	651,398

Specialty Retail - 3.8%
Buckle (The)	27,700	515,220
Caleres	90,300	2,385,726
Genesco [1]	14,605	809,847

		3,710,793

Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor [1]	15,820	944,928
Movado Group	56,300	1,404,685

		2,349,613

Total		14,805,482

Consumer Staples – 7.0%
Food Products - 5.9%
Cal-Maine Foods [1]	49,558	1,823,734
Industrias Bachoco ADR	33,390	1,805,731
Sanderson Farms	11,890	1,234,658
Tootsie Roll Industries	23,469	876,567

		5,740,690

Personal Products - 1.1%
Inter Parfums	28,370	1,036,924

Total		6,777,614

Energy – 5.1%
Energy Equipment & Services - 5.1%
Oil States International [1,2]	27,040	896,376
Pason Systems	159,740	2,307,482
TGS-NOPEC Geophysical	83,050	1,760,395

Total		4,964,253

Financials – 15.3%
Capital Markets - 11.8%
Artisan Partners Asset Management Cl. A	78,820	2,175,432
Federated Investors Cl. B	111,660	2,941,125
Houlihan Lokey Cl. A	66,400	2,287,480
Lazard Cl. A	52,870	2,431,491
Virtus Investment Partners	7,400	783,660
Westwood Holdings Group	15,000	801,150

		11,420,338

Diversified Financial Services - 0.5%
PICO Holdings [1]	37,500	525,000

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	103,360	2,857,876

Total		14,803,214

Health Care – 4.7%
Biotechnology - 0.6%
Zealand Pharma [1,2]	38,340	618,511

Health Care Providers & Services - 0.7%
AMN Healthcare Services [1]	16,500	669,900

Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories Cl. A [1]	8,125	1,619,637
Bio-Techne	16,144	1,641,038

		3,260,675

Total		4,549,086

Industrials – 23.2%
Building Products - 3.9%
American Woodmark [1]	9,200	844,560
Apogee Enterprises	32,000	1,907,520
Insteel Industries	26,400	954,096

		3,706,176

Commercial Services & Supplies - 3.1%
Steelcase Cl. A	119,020	1,993,585
UniFirst Corporation	7,300	1,032,585

		3,026,170

Construction & Engineering - 3.1%
Comfort Systems USA	38,100	1,396,365
Valmont Industries	10,395	1,616,423

		3,012,788

Machinery - 9.1%
CIRCOR International	31,570	1,876,521
Federal Signal	13,880	191,683
Greenbrier Companies (The)	28,700	1,236,970
John Bean Technologies	2,109	185,486
Kadant	20,160	1,196,496
Lydall [1]	30,460	1,632,656
RBC Bearings [1]	9,880	959,249
Supreme Industries Cl. A	51,500	1,043,390
Westinghouse Air Brake Technologies	6,488	506,064

		8,828,515

Professional Services - 1.4%
ICF International [1]	4,843	200,016
Robert Half International	13,003	634,936
TrueBlue [1]	19,700	538,795

		1,373,747

Road & Rail - 1.9%
Landstar System	15,420	1,320,723
Saia [1]	11,220	497,046

		1,817,769

Trading Companies & Distributors - 0.7%
MSC Industrial Direct Cl. A	6,777	696,405

Total		22,461,570

Information Technology – 13.7%
Communications Equipment - 0.9%
NetScout Systems [1]	23,500	891,825

Electronic Equipment, Instruments & Components - 5.3%
Cognex Corporation	6,140	515,453
Fabrinet [1]	25,300	1,063,359
FARO Technologies [1]	8,760	313,170
IPG Photonics [1]	3,640	439,348
Littelfuse	1,640	262,252
Methode Electronics	30,250	1,379,400
Orbotech [1]	34,490	1,112,303

		5,085,285

Internet Software & Services - 2.5%
j2 Global	28,724	2,410,231

Semiconductors & Semiconductor Equipment - 5.0%
Cabot Microelectronics	9,336	715,231
MKS Instruments	14,545	999,969
Nanometrics [1]	44,648	1,359,978
Rudolph Technologies [1]	40,000	896,000
Xperi	26,130	887,113

		4,858,291

Total		13,245,632

Materials – 4.8%
Chemicals - 3.5%
Minerals Technologies	38,256	2,930,410
Quaker Chemical	3,690	485,825

		3,416,235

Metals & Mining - 1.3%
Compass Minerals International	11,300	766,705
Reliance Steel & Aluminum	6,160	492,923

		1,259,628

Total		4,675,863

Real Estate – 2.6%
Real Estate Management & Development - 2.6%
Marcus & Millichap [1]	102,910	2,529,528

Total		2,529,528

Miscellaneous[3] – 1.9%
Total		1,877,948

TOTAL COMMON STOCKS
(Cost $67,975,129)		90,690,190

REPURCHASE AGREEMENT – 6.6%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $6,387,048 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $6,517,653)
(Cost $6,387,000)		6,387,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.0%
U.S. Treasury Bills
due 4/6/17-8/31/17	$47,081	47,078
U.S. Treasury Bonds
0.75%-8.00%
due 11/15/21-5/15/46	76,617	77,156
U.S. Treasury Notes
0.125%-2.50%
due 4/15/17-11/15/26	263,120	263,593
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		533,486

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $921,313)		921,313

TOTAL INVESTMENTS – 101.2%
(Cost $75,283,442)		97,998,503

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.2)%		(1,153,778)

NET ASSETS – 100.0%		$96,844,725

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.0%

Consumer Discretionary – 19.5%
Auto Components - 2.7%
Gentex Corporation	515,756	$11,001,075
STRATTEC SECURITY	13,201	366,988

		11,368,063

Household Durables - 1.1%
Flexsteel Industries	94,400	4,757,760

Media - 1.4%
Saga Communications Cl. A	117,183	5,982,192

Specialty Retail - 12.1%
American Eagle Outfitters	754,486	10,585,439
Buckle (The)	127,151	2,365,009
Cato Corporation (The) Cl. A	128,090	2,812,857
DSW Cl. A	478,402	9,893,353
Genesco [1]	102,072	5,659,892
Hibbett Sports [1]	176,800	5,215,600
Kirkland’s [1]	373,680	4,633,632
Shoe Carnival	395,383	9,714,560

		50,880,342

Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor [1]	90,185	5,386,750
Steven Madden [1]	100,995	3,893,357

		9,280,107

Total		82,268,464

Consumer Staples – 1.8%
Food & Staples Retailing - 1.8%
Village Super Market Cl. A	289,929	7,683,119

Total		7,683,119

Energy – 3.9%
Energy Equipment & Services - 3.9%
Helmerich & Payne	74,499	4,959,398
Matrix Service [1]	374,402	6,177,633
Unit Corporation [1]	217,378	5,251,853

Total		16,388,884

Financials – 22.1%
Banks - 8.3%
Ames National	116,348	3,560,249
Camden National	137,083	6,037,135
City Holding Company	73,240	4,722,515
CNB Financial	137,347	3,281,220
Codorus Valley Bancorp	32,904	852,543
Landmark Bancorp	4,000	118,880
MidWestOne Financial Group	127,360	4,367,174
National Bankshares	145,261	5,454,551
Northrim BanCorp	176,643	5,308,122
Unity Bancorp	63,110	1,069,714

		34,772,103

Capital Markets - 6.7%
Federated Investors Cl. B	406,449	10,705,867
Houlihan Lokey Cl. A	216,496	7,458,287
Moelis & Company Cl. A	263,950	10,162,075

		28,326,229

Insurance - 2.0%
Reinsurance Group of America	64,935	8,245,446

Thrifts & Mortgage Finance - 5.1%
Genworth MI Canada	396,200	10,954,825
Southern Missouri Bancorp	24,985	887,467
Timberland Bancorp	50,500	1,131,200
TrustCo Bank Corp. NY	1,089,704	8,554,177

		21,527,669

Total		92,871,447

Health Care – 1.1%
Health Care Providers & Services - 1.1%
AMN Healthcare Services [1]	68,400	2,777,040
Ensign Group (The)	95,093	1,787,748

Total		4,564,788

Industrials – 21.5%
Airlines - 2.7%
Spirit Airlines [1]	213,662	11,339,042

Building Products - 4.0%
American Woodmark [1]	91,576	8,406,677
Apogee Enterprises	141,803	8,452,877

		16,859,554

Commercial Services & Supplies - 1.4%
Kimball International Cl. B	361,200	5,959,800

Construction & Engineering - 1.8%
Comfort Systems USA	179,949	6,595,131
MYR Group [1]	21,908	898,228

		7,493,359

Machinery - 6.0%
Alamo Group	33,191	2,528,822
Federal Signal	130,538	1,802,730
Miller Industries	333,967	8,800,031
Supreme Industries Cl. A	188,800	3,825,088
Wabash National	397,000	8,213,930

		25,170,601

Professional Services - 4.4%
Heidrick & Struggles International	70,200	1,849,770
Korn/Ferry International	352,809	11,109,955
TrueBlue [1]	212,710	5,817,619

		18,777,344

Road & Rail - 1.2%
Old Dominion Freight Line	17,700	1,514,589
Saia [1]	58,723	2,601,429
Werner Enterprises	33,402	875,132

		4,991,150

Total		90,590,850

Information Technology – 14.8%
Electronic Equipment, Instruments & Components - 12.7%
Benchmark Electronics [1]	202,068	6,425,762
Celestica [1]	588,000	8,543,640
Fabrinet [1]	186,300	7,830,189
Methode Electronics	164,200	7,487,520
PC Connection	385,619	11,487,590
ScanSource [1]	14,263	559,823
Vishay Intertechnology	669,668	11,016,039

		53,350,563

IT Services - 0.8%
NCI Cl. A [1]	212,900	3,204,145

Semiconductors & Semiconductor Equipment - 0.7%
MKS Instruments	46,447	3,193,231

Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [1,2]	92,906	2,355,167

Total		62,103,106

Real Estate – 1.4%
Real Estate Management & Development - 1.4%
Marcus & Millichap [1]	244,400	6,007,352

Total		6,007,352

Utilities – 0.5%
Gas Utilities - 0.5%
Star Gas Partners L.P.	216,500	1,991,800

Total		1,991,800

Miscellaneous[3] – 0.4%
Total		1,840,630

TOTAL COMMON STOCKS
(Cost $308,598,724)		366,310,440

REPURCHASE AGREEMENT – 13.5%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $56,691,425 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $57,828,825)
(Cost $56,691,000)		56,691,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
U.S. Treasury Bills
due 4/27/17-6/22/17	$11,370	11,369
U.S. Treasury Bonds
0.75%-3.875%
due 8/15/40-11/15/46	1,148	1,154
U.S. Treasury Notes
0.125%-2.25%
due 1/31/18-11/15/26	36,692	36,739
U.S. Treasury Notes - Floating Rate
due 7/31/17-1/31/19	2,717	2,717

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $51,979)		51,979

TOTAL INVESTMENTS – 100.5%
(Cost $365,341,703)		423,053,419

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(1,922,803)

NET ASSETS – 100.0%		$421,130,616

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.1%

Consumer Discretionary – 8.8%
Auto Components - 0.7%
LCI Industries	28,000	$2,794,400

Hotels, Restaurants & Leisure - 3.1%
Dave & Busters Entertainment [1,2]	85,000	5,192,650
Del Taco Restaurants [1]	217,000	2,877,420
Texas Roadhouse	98,000	4,363,940

		12,434,010

Household Durables - 1.1%
iRobot Corporation [1,2]	66,000	4,365,240

Leisure Products - 0.8%
Callaway Golf	302,000	3,343,140

Specialty Retail - 1.1%
Boot Barn Holdings [1]	449,600	4,446,544

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s	29,900	2,685,020
Cherokee [1]	335,000	2,881,000
Columbia Sportswear	23,000	1,351,250
Gildan Activewear	47,666	1,288,889

		8,206,159

Total		35,589,493

Consumer Staples – 1.9%
Beverages - 0.4%
MGP Ingredients	34,000	1,843,820

Food & Staples Retailing - 1.5%
Natural Grocers by Vitamin Cottage [1]	194,000	2,015,660
United Natural Foods [1,2]	92,617	4,003,833

		6,019,493

Total		7,863,313

Energy – 4.2%
Energy Equipment & Services - 2.1%
Dril-Quip [1,2]	19,000	1,036,450
Helmerich & Payne	15,000	998,550
Pason Systems	225,000	3,250,179
Unit Corporation [1]	128,200	3,097,312

		8,382,491

Oil, Gas & Consumable Fuels - 2.1%
Centennial Resource Development Cl. A [1,2]	111,000	2,023,530
Parsley Energy Cl. A [1]	99,000	3,218,490
RSP Permian [1]	77,000	3,190,110

		8,432,130

Total		16,814,621

Financials – 12.1%
Banks - 6.5%
Ameris Bancorp	60,000	2,766,000
Bank of the Ozarks	56,000	2,912,560
Enterprise Financial Services	160,500	6,805,200
Live Oak Bancshares	60,700	1,314,155
ServisFirst Bancshares	108,000	3,929,040
State Bank Financial	79,500	2,076,540
TriState Capital Holdings [1,2]	279,057	6,515,981

		26,319,476

Capital Markets - 5.0%
Financial Engines	174,800	7,612,540
Northern Trust	62,000	5,367,960
Oaktree Capital Group LLC Cl. A	55,800	2,527,740
WisdomTree Investments	484,200	4,396,536

		19,904,776

Thrifts & Mortgage Finance - 0.6%
OceanFirst Financial	86,000	2,423,050

Total		48,647,302

Health Care – 14.2%
Biotechnology - 4.8%
Clovis Oncology [1]	76,000	4,838,920
Progenics Pharmaceuticals [1]	513,200	4,844,608
Repligen [1,2]	70,000	2,464,000
Zealand Pharma [1,2]	454,799	7,336,940

		19,484,468

Health Care Equipment & Supplies - 3.0%
ABIOMED [1,2]	17,000	2,128,400
Entellus Medical [1]	167,000	2,304,600
Inogen [1]	65,755	5,099,958
Penumbra [1]	10,000	834,500
West Pharmaceutical Services	23,000	1,877,030

		12,244,488

Health Care Providers & Services - 1.8%
BioTelemetry [1]	162,709	4,710,426
HealthEquity [1,2]	62,000	2,631,900

		7,342,326

Health Care Technology - 1.0%
Castlight Health Cl. B [1,2]	300,000	1,095,000
HealthStream [1,2]	112,000	2,713,760

		3,808,760

Life Sciences Tools & Services - 1.6%
Cambrex Corporation [1]	43,500	2,394,675
NeoGenomics [1,2]	507,000	4,000,230

		6,394,905

Pharmaceuticals - 2.0%
Heska Corporation [1]	21,000	2,204,580
Intersect ENT [1]	94,000	1,612,100
Supernus Pharmaceuticals [1,2]	130,000	4,069,000

		7,885,680

Total		57,160,627

Industrials – 11.6%
Aerospace & Defense - 0.8%
Mercury Systems [1]	79,749	3,114,198

Air Freight & Logistics - 1.9%
Atlas Air Worldwide Holdings [1]	74,000	4,103,300
Forward Air	76,000	3,615,320

		7,718,620

Building Products - 1.9%
DIRTT Environmental Solutions [1]	1,491,000	7,837,042

Construction & Engineering - 1.0%
NV5 Global [1]	102,585	3,857,196

Machinery - 2.6%
Astec Industries	51,000	3,136,245
Proto Labs [1,2]	16,000	817,600
Tennant Company	44,937	3,264,673
Woodward	50,000	3,396,000

		10,614,518

Marine - 2.4%
Clarkson	195,976	6,383,999
Scorpio Bulkers [1]	335,000	3,082,000

		9,465,999

Trading Companies & Distributors - 1.0%
SiteOne Landscape Supply [1,2]	87,000	4,211,670

Total		46,819,243

Information Technology – 31.1%
Electronic Equipment, Instruments & Components - 10.5%
Airgain [1,2]	288,623	4,375,524
Cognex Corporation	20,000	1,679,000
Coherent [1]	16,000	3,290,240
ePlus [1]	54,000	7,292,700
Fabrinet [1]	65,000	2,731,950
FARO Technologies [1]	32,000	1,144,000
FLIR Systems	93,600	3,395,808
IPG Photonics [1]	53,444	6,450,691
Knowles Corporation [1,2]	162,000	3,069,900
OSI Systems [1,2]	39,000	2,846,610
Universal Display	71,000	6,113,100

		42,389,523

Internet Software & Services - 6.9%
Amber Road [1]	321,000	2,478,120
Carbonite [1]	162,000	3,288,600
comScore [1,4]	229,071	4,947,933
Q2 Holdings [1,2]	139,000	4,844,150
Shopify Cl. A [1,2]	78,000	5,311,020
Stamps.com [1]	38,000	4,497,300
2U [1,2]	62,348	2,472,722

		27,839,845

IT Services - 1.9%
Planet Payment [1,2]	277,000	1,102,460
Unisys Corporation [1]	474,000	6,612,300

		7,714,760

Semiconductors & Semiconductor Equipment - 4.0%
Ambarella [1,2]	24,000	1,313,040
CyberOptics Corporation [1,2]	195,000	5,060,250
Inphi Corporation [1,2]	76,000	3,710,320
Integrated Device Technology [1]	110,100	2,606,067
M/A-COM Technology Solutions Holdings [1,2]	69,000	3,332,700

		16,022,377

Software - 7.3%
Callidus Software [1,2]	99,000	2,113,650
8x8 [1]	137,000	2,089,250
HubSpot [1,2]	44,000	2,664,200
Materialise ADR [1]	439,000	3,994,900
Paylocity Holding Corporation [1,2]	196,786	7,601,843
QAD Cl. A	213,000	5,932,050
RingCentral Cl. A [1,2]	111,000	3,141,300
SecureWorks Corporation Cl. A [1,2]	210,288	1,997,736

		29,534,929

Technology Hardware, Storage & Peripherals - 0.5%
Immersion Corporation [1]	241,595	2,092,213

Total		125,593,647

Materials – 5.3%
Chemicals - 2.0%
Albemarle Corporation	58,000	6,127,120
Kraton Corporation [1]	68,000	2,102,560

		8,229,680

Construction Materials - 2.2%
Eagle Materials	41,000	3,982,740
Summit Materials Cl. A [1]	188,780	4,664,754

		8,647,494

Metals & Mining - 1.1%
Orocobre [1]	2,150,000	4,566,426

Total		21,443,600

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Community Healthcare Trust	128,000	3,059,200
CyrusOne	78,000	4,014,660

Total		7,073,860

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.8%
ORBCOMM [1]	325,000	3,103,750

Total		3,103,750

Miscellaneous[3] – 4.3%
Total		17,241,750

TOTAL COMMON STOCKS
(Cost $288,631,704)		387,351,206

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $20,157,151 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $20,564,744)
(Cost $20,157,000)		20,157,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 11.7%
U.S. Treasury Bills
due 4/6/17-12/7/17	$5,165,768	5,165,427
U.S. Treasury Bonds
0.75%-8.75%
due 8/15/20-11/15/46	4,716,048	4,745,226
U.S. Treasury Notes
0.125%-4.25%
due 4/15/17-1/15/27	23,774,803	23,814,764
U.S. Treasury Notes - Floating Rate
due 7/31/17-1/31/19	847,059	847,009
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	21,646	21,610
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		12,849,157

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $47,443,193)		47,443,193

TOTAL INVESTMENTS – 112.8%
(Cost $356,231,897)		454,951,399

LIABILITIES LESS CASH
AND OTHER ASSETS – (12.8)%		(51,755,091)

NET ASSETS – 100.0%		$403,196,308

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 82.0%

Consumer Discretionary – 34.6%
Auto Components - 8.1%
Cooper Tire & Rubber	1,225,000	$54,328,750
Gentex Corporation	790,000	16,850,700
Standard Motor Products [6]	1,240,000	60,933,600

		132,113,050

Automobiles - 2.0%
Winnebago Industries	1,120,000	32,760,000

Diversified Consumer Services - 2.9%
Capella Education	560,000	47,614,000

Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [6]	343,000	4,973,500

Household Durables - 7.3%
Bassett Furniture Industries [6]	778,070	20,930,083
CSS Industries [6]	885,000	22,939,200
Ethan Allen Interiors	395,000	12,106,750
Flexsteel Industries [6]	561,438	28,296,475
Hooker Furniture [6]	1,110,000	34,465,500

		118,738,008

Media - 6.9%
Meredith Corporation	655,000	42,313,000
Scholastic Corporation	1,620,000	68,963,400

		111,276,400

Specialty Retail - 7.1%
Children’s Place	791,000	94,959,550
Haverty Furniture	861,100	20,967,785

		115,927,335

Total		563,402,293

Consumer Staples – 6.7%
Food & Staples Retailing - 3.9%
Weis Markets	1,053,000	62,811,450

Food Products - 2.8%
John B. Sanfilippo & Son [6]	620,000	45,377,800

Total		108,189,250

Industrials – 19.1%
Aerospace & Defense - 2.9%
National Presto Industries [6]	458,500	46,858,700

Building Products - 1.5%
Insteel Industries	690,000	24,936,600

Commercial Services & Supplies - 6.4%
Herman Miller	935,000	29,499,250
UniFirst Corporation	525,000	74,261,250

		103,760,500

Electrical Equipment - 3.6%
Hubbell Cl. B	490,000	58,824,500

Machinery - 2.5%
Gencor Industries [1]	75,035	1,121,773
Hurco Companies [6]	525,000	16,327,500
Kadant	161,000	9,555,350
Wabash National	680,000	14,069,200

		41,073,823

Professional Services - 2.0%
Kelly Services Cl. A	465,000	10,164,900
Resources Connection	1,320,000	22,110,000

		32,274,900

Trading Companies & Distributors - 0.2%
Central Steel & Wire [4]	6,500	2,678,000

Total		310,407,023

Information Technology – 14.0%
Electronic Equipment, Instruments & Components - 8.7%
AVX Corporation	5,000,000	81,900,000
Park Electrochemical [6]	1,950,000	34,827,000
Vishay Intertechnology	1,470,000	24,181,500

		140,908,500

IT Services - 2.0%
Computer Services [4,6]	752,450	32,889,590

Semiconductors & Semiconductor Equipment - 3.3%
Teradyne	1,740,000	54,114,000

Total		227,912,090

Materials – 5.9%
Chemicals - 0.9%
Hawkins	285,000	13,965,000

Metals & Mining - 2.3%
Kaiser Aluminum	475,000	37,952,500

Paper & Forest Products - 2.7%
Neenah Paper	590,000	44,073,000

Total		95,990,500

Real Estate – 1.7%
Real Estate Management & Development - 1.7%
Marcus & Millichap [1]	1,100,000	27,038,000

Total		27,038,000

TOTAL COMMON STOCKS
(Cost $894,617,081)		1,332,939,156

REPURCHASE AGREEMENT – 14.0%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $228,389,713 (collateralized
by obligations of various U.S. Government
Agencies, 1.625%-1.75% due 4/30/23-5/31/23,
valued at $232,956,661)
(Cost $228,388,000)		228,388,000

TOTAL INVESTMENTS – 96.0%
(Cost $1,123,005,081)		1,561,327,156

CASH AND OTHER ASSETS
LESS LIABILITIES – 4.0%		64,887,227

NET ASSETS – 100.0%		$1,626,214,383

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Consumer Discretionary – 25.6%
Distributors - 7.0%
Genuine Parts	85,000	$7,854,850

Hotels, Restaurants & Leisure - 2.5%
McDonald’s	21,500	2,786,615

Household Durables - 2.2%
Leggett & Platt	49,000	2,465,680

Specialty Retail - 9.1%
Dicks Sporting Goods	151,500	7,371,990
Lowe’s Companies	36,000	2,959,560

		10,331,550

Textiles, Apparel & Luxury Goods - 4.8%
Ralph Lauren Cl. A	17,500	1,428,350
VF Corporation	73,500	4,040,295

		5,468,645

Total		28,907,340

Consumer Staples – 6.3%
Food Products - 1.9%
Hormel Foods	63,000	2,181,690

Household Products - 4.4%
Kimberly-Clark	20,300	2,672,089
Procter & Gamble	26,000	2,336,100

		5,008,189

Total		7,189,879

Financials – 1.0%
Insurance - 1.0%
Brown & Brown	26,000	1,084,720

Total		1,084,720

Industrials – 38.8%
Aerospace & Defense - 5.1%
General Dynamics	16,500	3,088,800
United Technologies	23,500	2,636,935

		5,725,735

Air Freight & Logistics - 1.0%
Expeditors International of Washington	20,000	1,129,800

Electrical Equipment - 1.1%
Emerson Electric	20,500	1,227,130

Industrial Conglomerates - 3.1%
Carlisle Companies	19,750	2,101,598
3M	7,700	1,473,241

		3,574,839

Machinery - 22.5%
Cummins	10,000	1,512,000
Illinois Tool Works	65,000	8,610,550
Parker Hannifin	50,000	8,016,000
Snap-on	26,000	4,385,420
Stanley Black & Decker	22,300	2,963,001

		25,486,971

Professional Services - 2.1%
ManpowerGroup	23,000	2,359,110

Trading Companies & Distributors - 3.9%
Grainger (W.W.)	19,000	4,422,440

Total		43,926,025

Information Technology – 17.2%
Communications Equipment - 4.2%
Cisco Systems	141,000	4,765,800

Electronic Equipment, Instruments & Components - 2.2%
Avnet	55,000	2,516,800

Technology Hardware, Storage & Peripherals - 10.8%
Apple	85,000	12,211,100

Total		19,493,700

Materials – 2.6%
Chemicals - 2.6%
NewMarket Corporation	6,500	2,945,995

Total		2,945,995

TOTAL COMMON STOCKS
(Cost $80,742,538)		103,547,659

REPURCHASE AGREEMENT – 8.4%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $9,467,071 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 2/28/23, valued at $9,659,090)
(Cost $9,467,000)		9,467,000

TOTAL INVESTMENTS – 99.9%
(Cost $90,209,538)		113,014,659

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		75,219

NET ASSETS – 100.0%		$113,089,878

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.8%

Consumer Discretionary – 11.1%
Auto Components - 1.8%
Cooper Tire & Rubber	53,642	$2,379,023
Gentex Corporation	1,657,788	35,360,618
Nokian Renkaat	165,800	6,922,903
Standard Motor Products	94,006	4,619,455
STRATTEC SECURITY	93,834	2,608,585

		51,890,584

Automobiles - 1.1%
Thor Industries	313,432	30,130,218

Distributors - 0.3%
Weyco Group	271,800	7,632,144

Diversified Consumer Services - 0.3%
Capella Education	34,401	2,924,945
Liberty Tax Cl. A	467,155	6,656,959

		9,581,904

Hotels, Restaurants & Leisure - 0.1%
Brinker International	40,627	1,785,963
Cheesecake Factory	33,437	2,118,568
Imvescor Restaurant Group	19,300	51,231

		3,955,762

Household Durables - 1.1%
Ethan Allen Interiors	754,299	23,119,264
Flexsteel Industries	103,592	5,221,037
La-Z-Boy	103,689	2,799,603

		31,139,904

Internet & Direct Marketing Retail - 0.3%
HSN	57,722	2,141,486
PetMed Express	309,600	6,235,344

		8,376,830

Media - 1.3%
Gannett Company	312,452	2,618,348
Meredith Corporation	267,300	17,267,580
Saga Communications Cl. A	180,419	9,210,390
Wiley (John) & Sons Cl. A	124,239	6,684,058

		35,780,376

Multiline Retail - 0.2%
Big Lots	38,196	1,859,381
Dillard’s Cl. A	77,135	4,029,533

		5,888,914

Specialty Retail - 3.4%
Aaron’s	38,834	1,154,923
American Eagle Outfitters	1,251,705	17,561,421
Buckle (The)	514,140	9,563,004
Caleres	61,262	1,618,542
Cato Corporation (The) Cl. A	544,164	11,949,841
Children’s Place	38,782	4,655,779
DSW Cl. A	750,452	15,519,347
GameStop Corporation Cl. A	86,900	1,959,595
Genesco [1]	188,202	10,435,801
GNC Holdings Cl. A [1,2]	179,235	1,319,170
Monro Muffler Brake	162,000	8,440,200
Shoe Carnival	548,238	13,470,208

		97,647,831

Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear	104,358	6,131,033
J.G. Boswell Company [4]	1,170	811,992
Movado Group	374,791	9,351,035
Steven Madden [1]	257,818	9,938,884
Wolverine World Wide	321,000	8,015,370

		34,248,314

Total		316,272,781

Consumer Staples – 3.5%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	225,900	5,708,493

Food & Staples Retailing - 0.5%
PriceSmart	12,031	1,109,258
Village Super Market Cl. A	531,092	14,073,938

		15,183,196

Food Products - 2.6%
Farmer Bros. [1]	352,800	12,471,480
Flowers Foods	323,500	6,279,135
Fresh Del Monte Produce	225,900	13,380,057
Hershey Creamery [4]	806	2,216,500
Lancaster Colony	121,500	15,654,060
Sanderson Farms	9,322	967,997
Tootsie Roll Industries	622,197	23,239,067

		74,208,296

Household Products - 0.1%
WD-40 Company	18,378	2,002,283

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	35,100	1,949,454

Total		99,051,722

Energy – 3.2%
Energy Equipment & Services - 2.5%
CARBO Ceramics [1]	83,900	1,094,056
Diamond Offshore Drilling [1,2]	177,014	2,957,904
Helmerich & Payne	162,870	10,842,256
Oceaneering International	73,960	2,002,837
Pason Systems	1,034,400	14,942,154
Rowan Companies Cl. A [1,2]	50,807	791,573
SEACOR Holdings [1]	444,390	30,747,344
TGS-NOPEC Geophysical	393,890	8,349,209

		71,727,333

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipeline Partners L.P.	184,100	3,370,871
Dorchester Minerals L.P.	251,420	4,324,424
Permian Basin Royalty Trust	762,845	7,132,601
Sabine Royalty Trust	10,000	356,000
San Juan Basin Royalty Trust	408,230	2,955,585

		18,139,481

Total		89,866,814

Financials – 25.9%
Banks - 6.9%
Ames National	333,140	10,194,084
Associated Banc-Corp	475,800	11,609,520
Bank of Hawaii	312,001	25,696,402
Bank of the Ozarks	50,000	2,600,500
BLOM Bank GDR	252,000	3,200,400
BOK Financial	334,668	26,194,464
Camden National	307,036	13,521,865
Canadian Western Bank	626,500	13,864,643
City Holding Company	185,287	11,947,306
CNB Financial	290,432	6,938,420
Codorus Valley Bancorp	36,977	958,074
Farmers & Merchants Bank of Long
Beach [4]	479	3,580,525
First Citizens BancShares Cl. A	72,426	24,289,508
First National Bank Alaska [4]	3,010	5,297,600
Landmark Bancorp	7,927	235,590
MidWestOne Financial Group	179,016	6,138,459
National Bankshares	174,890	6,567,120
Northrim BanCorp	208,777	6,273,749
Peapack-Gladstone Financial	533,758	15,793,899
Unity Bancorp	60,827	1,031,018

		195,933,146

Capital Markets - 8.3%
AllianceBernstein Holding L.P.	417,400	9,537,590
Apollo Global Management LLC Cl. A	449,200	10,924,544
Ares Management L.P.	397,300	7,528,835
Artisan Partners Asset Management Cl. A	156,800	4,327,680
Ashmore Group	2,982,700	13,210,388
Associated Capital Group Cl. A	196,962	7,120,176
Bolsa Mexicana de Valores	5,620,000	9,335,523
Cohen & Steers	323,237	12,919,783
Coronation Fund Managers	526,000	2,479,399
Edmond de Rothschild (Suisse)	244	3,897,569
Egyptian Financial Group-Hermes Holding
Company [1]	1,182,708	1,697,071
Federated Investors Cl. B	849,708	22,381,309
Fifth Street Finance	289,100	1,335,642
Fortress Investment Group LLC Cl. A	192,800	1,532,760
GAMCO Investors Cl. A	259,856	7,689,139
Houlihan Lokey Cl. A	280,210	9,653,235
KKR & Co. L.P.	1,384,600	25,241,258
Moelis & Company Cl. A	419,862	16,164,687
Morningstar	33,501	2,633,179
MVC Capital	457,800	4,115,622
Oaktree Capital Group LLC Cl. A	106,600	4,828,980
Och-Ziff Capital Management
Group LLC Cl. A	655,400	1,481,204
Oppenheimer Holdings Cl. A	120,500	2,060,550
Rothschild & Co	560,575	16,065,842
Teton Advisors Cl. A [4]	1,297	48,767
TMX Group	337,300	17,097,713
Value Partners Group	11,207,500	10,671,749
Vontobel Holding	72,600	4,153,127
Waddell & Reed Financial Cl. A	102,281	1,738,777
Westwood Holdings Group	83,029	4,434,579

		236,306,677

Consumer Finance - 0.1%
Nelnet Cl. A	46,516	2,040,192

Diversified Financial Services - 0.1%
First Pacific	713,200	517,590
Leucadia National	136,559	3,550,534

		4,068,124

Insurance - 9.1%
Alleghany Corporation [1]	51,300	31,532,058
American Financial Group	108,400	10,343,528
Assured Guaranty	299,500	11,114,445
Baldwin & Lyons Cl. B	268,138	6,555,974
Cincinnati Financial	136,100	9,835,947
E-L Financial	70,388	43,349,078
Employers Holdings	78,372	2,974,217
Erie Indemnity Cl. A	362,400	44,466,480
First American Financial	81,800	3,213,104
Gallagher (Arthur J.) & Co.	262,200	14,824,788
HCI Group	58,612	2,671,535
Horace Mann Educators	19,300	792,265
Infinity Property & Casualty	12,143	1,159,657
Markel Corporation [1,2]	13,400	13,076,524
Mercury General	116,600	7,111,434
National Western Life Group Cl. A	8,700	2,646,192
Old Republic International	567,700	11,626,496
ProAssurance Corporation	175,400	10,567,850
Reinsurance Group of America	98,782	12,543,338
RLI Corp.	136,280	8,179,526
Selective Insurance Group	27,078	1,276,728
State Auto Financial	180,203	4,946,572
United Fire Group	28,417	1,215,395
Universal Insurance Holdings	97,500	2,388,750
White Mountains Insurance Group	2,434	2,141,628

		260,553,509

Investment Companies - 0.1%
RIT Capital Partners	92,000	2,156,643

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	764,920	21,149,835
Southern Missouri Bancorp	18,691	663,904
Timberland Bancorp	59,171	1,325,431
TrustCo Bank Corp. NY	1,661,239	13,040,726

		36,179,896

Total		737,238,187

Health Care – 4.5%
Health Care Equipment & Supplies - 2.5%
Analogic Corporation	179,200	13,601,280
Atrion Corporation	9,284	4,346,769
Hill-Rom Holdings	302,000	21,321,200
Meridian Bioscience	157,894	2,178,937
Teleflex	154,200	29,873,166

		71,321,352

Health Care Providers & Services - 1.9%
Aceto Corporation	48,200	762,042
Chemed Corporation	20,852	3,809,452
Ensign Group (The)	137,176	2,578,909
Landauer [6]	496,600	24,209,250
Owens & Minor	608,600	21,057,560
U.S. Physical Therapy	17,325	1,131,322

		53,548,535

Pharmaceuticals - 0.1%
Recordati	106,000	3,592,577

Total		128,462,464

Industrials – 26.1%
Aerospace & Defense - 1.8%
HEICO Corporation	217,243	18,943,590
HEICO Corporation Cl. A	438,466	32,884,950

		51,828,540

Air Freight & Logistics - 1.4%
C. H. Robinson Worldwide	218,300	16,872,407
Expeditors International of Washington	414,100	23,392,509

		40,264,916

Building Products - 1.1%
A. O. Smith Corporation	405,100	20,724,916
Apogee Enterprises	180,982	10,788,337

		31,513,253

Commercial Services & Supplies - 4.0%
ABM Industries	492,800	21,486,080
Deluxe Corporation	34,487	2,488,927
Ennis	182,780	3,107,260
HNI Corporation	383,594	17,679,847
Kimball International Cl. B	1,137,754	18,772,941
McGrath RentCorp	308,800	10,366,416
MSA Safety	170,212	12,032,286
Ritchie Bros. Auctioneers	732,120	24,086,748
Tetra Tech	22,895	935,261
UniFirst Corporation	21,516	3,043,438

		113,999,204

Construction & Engineering - 1.0%
Comfort Systems USA	413,000	15,136,450
EMCOR Group	57,368	3,611,316
KBR	424,100	6,374,223
Valmont Industries	14,500	2,254,750

		27,376,739

Electrical Equipment - 1.8%
Hubbell Cl. B	238,900	28,679,945
LSI Industries	963,201	9,718,698
Preformed Line Products	226,179	11,795,235

		50,193,878

Industrial Conglomerates - 0.5%
Raven Industries	549,926	15,975,350

Machinery - 9.6%
Alamo Group	104,214	7,940,065
American Railcar Industries	226,112	9,293,203
Federal Signal	366,193	5,057,125
Franklin Electric	658,600	28,352,730
Gorman-Rupp Company (The)	473,600	14,871,040
Greenbrier Companies (The)	51,821	2,233,485
Hillenbrand	26,880	963,648
Kadant	25,300	1,501,555
Lincoln Electric Holdings	158,300	13,749,938
Lindsay Corporation	160,649	14,156,390
Miller Industries	431,530	11,370,815
Mueller (Paul) Company [1,4,6]	112,500	3,096,000
Mueller Industries	373,448	12,783,125
Nordson Corporation	212,100	26,054,364
Standex International	45,026	4,509,354
Starrett (L.S.) Company (The) Cl. A [6]	491,000	5,155,500
Sun Hydraulics	169,999	6,138,664
Tennant Company	518,500	37,669,025
Timken Company (The)	27,550	1,245,260
Trinity Industries	606,162	16,093,601
Wabash National	882,956	18,268,360
Woodward	492,100	33,423,432

		273,926,679

Marine - 0.9%
Clarkson	756,200	24,633,527

Professional Services - 3.5%
CEB	115,600	9,086,160
Exponent	63,352	3,772,611
Heidrick & Struggles International	207,537	5,468,600
Insperity	29,239	2,592,037
Kelly Services Cl. A	418,500	9,148,410
Korn/Ferry International	501,857	15,803,477
ManpowerGroup	384,352	39,422,985
Resources Connection	5,600	93,800
Robert Half International	285,725	13,951,952

		99,340,032

Road & Rail - 0.2%
Werner Enterprises	201,287	5,273,719

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies	48,200	2,981,170
Houston Wire & Cable [1]	702,461	4,741,612

		7,722,782

Total		742,048,619

Information Technology – 5.8%
Communications Equipment - 0.2%
ADTRAN	141,729	2,940,877
Bel Fuse Cl. A	21,550	477,117
TESSCO Technologies	227,008	3,564,025

		6,982,019

Electronic Equipment, Instruments & Components - 3.1%
AVX Corporation	933,595	15,292,286
Littelfuse	9,600	1,535,136
Methode Electronics	676,105	30,830,388
National Instruments	267,274	8,702,441
PC Connection	280,307	8,350,346
Systemax	218,200	2,419,838
Vishay Intertechnology	1,271,407	20,914,645

		88,045,080

IT Services - 0.2%
Forrester Research	41,304	1,641,834
MAXIMUS	52,995	3,296,289

		4,938,123

Semiconductors & Semiconductor Equipment - 0.9%
MKS Instruments	351,957	24,197,044
Xperi	62,290	2,114,745

		26,311,789

Software - 0.5%
Ebix	52,136	3,193,330
Fair Isaac	98,100	12,649,995

		15,843,325

Technology Hardware, Storage & Peripherals - 0.9%
Diebold Nixdorf	794,818	24,400,913

Total		166,521,249

Materials – 12.8%
Chemicals - 6.4%
Albemarle Corporation	347,100	36,667,644
Balchem Corporation	442,293	36,453,789
Cabot Corporation	350,400	20,992,464
Chase Corporation	263,681	25,155,167
FutureFuel Corporation	225,428	3,196,569
Innospec	31,413	2,033,992
Quaker Chemical	373,229	49,139,330
Trinseo	35,420	2,376,682
Umicore	104,600	5,958,760

		181,974,397

Construction Materials - 0.4%
Ash Grove Cement [4]	38,210	10,507,750

Containers & Packaging - 2.6%
AptarGroup	111,300	8,568,987
Bemis Company	364,500	17,809,470
Greif Cl. A	456,144	25,128,973
Mayr-Melnhof Karton	57,800	6,730,301
Sonoco Products	315,678	16,705,680

		74,943,411

Metals & Mining - 2.6%
Agnico Eagle Mines	63,600	2,699,184
Alamos Gold Cl. A	231,300	1,857,566
Allegheny Technologies [1,2]	234,446	4,210,650
Ampco-Pittsburgh	144,906	2,035,929
Carpenter Technology	138,219	5,155,569
Commercial Metals	149,327	2,856,626
Compass Minerals International	90,600	6,147,210
Ferroglobe	549,203	5,673,267
Ferroglobe (Warranty Insurance Trust) [1,5]	569,803	0
Franco-Nevada Corporation	84,800	5,555,248
Gold Fields ADR	1,433,843	5,061,466
Haynes International	286,202	10,910,020
Reliance Steel & Aluminum	29,300	2,344,586
Royal Gold	19,300	1,351,965
Schnitzer Steel Industries Cl. A	161,653	3,338,134
Worthington Industries	361,100	16,281,999

		75,479,419

Paper & Forest Products - 0.8%
Deltic Timber	156,100	12,194,532
Domtar Corporation	113,300	4,137,716
Neenah Paper	37,800	2,823,660
Pope Resources L.P.	13,400	948,720
Resolute Forest Products [1]	96,400	525,380
Schweitzer-Mauduit International	38,900	1,611,238

		22,241,246

Total		365,146,223

Real Estate – 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lexington Realty Trust	392,306	3,915,214

Real Estate Management & Development - 0.2%
Kennedy Wilson Europe Real Estate	498,800	5,902,622

Total		9,817,836

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 0.5%
ATN International	200,826	14,142,167

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	509,990	13,519,835

Total		27,662,002

Utilities – 2.0%
Electric Utilities - 0.5%
ALLETE	159,567	10,804,282
Fortis	123,465	4,091,516

		14,895,798

Gas Utilities - 0.1%
Star Gas Partners L.P.	228,178	2,099,238

Water Utilities - 1.4%
Aqua America	485,107	15,596,190
SJW	385,900	18,608,098
York Water	160,630	5,630,081

		39,834,369

Total		56,829,405

Miscellaneous[3] – 0.6%
Total		16,551,601

TOTAL COMMON STOCKS
(Cost $1,568,104,707)		2,755,468,903

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.2%
Unit Corporation 6.625%
due 5/15/21
(Cost $3,389,999)	$4,077,000	4,015,845

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.09% dated 3/31/17, due 4/3/17,
maturity value $87,321,655 (collateralized
by obligations of various U.S. Government
Agencies, 1.75%-2.00% due 1/31/23-2/15/23, valued at
$89,070,590)
(Cost $87,321,000)		87,321,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
U.S. Treasury Bills
due 4/6/17-12/7/17	912,523	912,467
U.S. Treasury Bonds
0.75%-8.75%
due 8/15/20-11/15/46	908,614	914,208
U.S. Treasury Notes
0.125%-4.25%
due 4/15/17-1/15/27	4,325,907	4,333,352
U.S. Treasury Notes - Floating Rate
due 4/30/17-1/31/19	137,267	137,260
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	4,687	4,680
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)		3,059,356

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $9,361,323)		9,361,323

TOTAL INVESTMENTS – 100.4%
(Cost $1,668,177,029)		2,856,167,071

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(10,201,073)

NET ASSETS – 100.0%		$2,845,965,998

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2017. Total market value of loaned sercurities as of March 31, 2017, was as follows:
Market Value
Royce Dividend Value Fund	$371,896
Royce Heritage Fund	2,713,903
Royce Low-Priced Stock Fund	22,627,831
Royce Micro-Cap Fund	10,442,472
Royce Opportunity Fund	91,523,190
Royce Pennsylvania Mutual Fund	45,416,401
Royce Small-Cap Leaders Fund	893,163
Royce Small-Cap Value Fund	50,700
Royce Smaller-Companies Growth Fund	46,491,999
Royce Total Return Fund	9,192,688

[3]	Includes securities first acquired in 2017 and less than 1% of net assets.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 0.0%, 0.0%, 0.4% and 0.0% of net assets for Royce Heritage Fund, Royce Low- Priced Stock Fund, Royce Micro-Cap Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At March 31, 2017, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At March 31, 2017, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$157,348,485	$56,294,604	$65,585,482	$9,290,878
Royce Global Financial Services Fund	43,044,608	7,442,761	10,363,122	2,920,361
Royce Heritage Fund	194,179,738	41,872,756	44,197,248	2,324,492
Royce International Micro-Cap Fund	6,314,352	169,932	505,703	335,771
Royce International Premier Fund	65,718,641	7,621,440	9,999,378	2,377,938
Royce International Small-Cap Fund	–	–	–	–
Royce Low-Priced Stock Fund	280,482,495	41,005,751	69,932,124	28,926,373
Royce Micro-Cap Fund	204,061,657	33,853,758	53,800,930	19,947,172
Royce Micro-Cap Opportunity Fund	39,644,855	7,421,401	9,887,512	2,466,111
Royce Opportunity Fund	1,322,526,648	234,552,686	415,865,268	181,312,582
Royce Pennsylvania Mutual Fund	1,489,115,730	927,900,680	987,735,283	59,834,603
Royce Premier Fund	1,214,527,272	1,110,094,140	1,113,850,720	3,756,580
Royce Small-Cap Leaders Fund	75,509,581	22,488,922	22,976,935	488,013
Royce Small-Cap Value Fund	366,522,382	56,531,037	68,881,868	12,350,831
Royce Smaller-Companies Growth Fund	357,839,947	97,111,452	107,384,890	10,273,438
Royce Special Equity Fund	1,123,063,216	438,263,940	452,474,839	14,210,899
Royce Special Equity Multi-Cap Fund	90,213,135	22,801,524	23,004,142	202,618
Royce Total Return Fund	1,669,730,057	1,186,437,014	1,244,913,504	58,476,490

The primary causes of the differences between book and tax basis cost are the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.
Level 3	–	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2017. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$208,756,421	$–	$–	$208,756,421
Corporate Bond	–	451,130	–	451,130
Cash Equivalents	412,538	4,023,000	–	4,435,538
Royce Global Financial Services Fund
Common Stocks	50,460,286	27,083	–	50,487,369
Royce Heritage Fund
Common Stocks	206,952,510	–	77,727	207,030,237
Cash Equivalents	2,786,257	26,236,000	–	29,022,257
Royce International Micro-Cap Fund
Common Stocks	5,962,384	97,900	–	6,060,284
Cash Equivalents	–	424,000	–	424,000
Royce International Premier Fund
Common Stocks	69,514,081	–	–	69,514,081
Cash Equivalents	–	3,826,000	–	3,826,000
Royce Low-Priced Stock Fund
Common Stocks	287,264,120	–	0	287,264,120
Cash Equivalents	23,355,126	10,869,000	–	34,224,126
Royce Micro-Cap Fund
Common Stocks	208,886,533	178,224	865,628	209,930,385
Cash Equivalents	10,826,030	17,159,000	–	27,985,030
Royce Micro-Cap Opportunity Fund
Common Stocks	44,629,256	–	–	44,629,256
Cash Equivalents	–	2,437,000	–	2,437,000
Royce Opportunity Fund
Common Stocks	1,375,776,126	462,481	–	1,376,238,607
Cash Equivalents	93,386,727	87,454,000	–	180,840,727
Royce Pennsylvania Mutual Fund
Common Stocks	2,329,390,623	5,955,314	–	2,335,345,937
Cash Equivalents	46,298,473	35,372,000	–	81,670,473
Royce Premier Fund
Common Stocks	2,089,220,412	–	–	2,089,220,412
Cash Equivalents	–	235,401,000	–	235,401,000
Royce Small-Cap Leaders Fund
Common Stocks	90,690,190	–	–	90,690,190
Cash Equivalents	921,313	6,387,000	–	7,308,313
Royce Small-Cap Value Fund
Common Stocks	366,310,440	–	–	366,310,440
Cash Equivalents	51,979	56,691,000	–	56,742,979
Royce Smaller-Companies Growth Fund
Common Stocks	382,403,272	4,947,934	–	387,351,206
Cash Equivalents	47,443,193	20,157,000	–	67,600,193
Royce Special Equity Fund
Common Stocks	1,297,371,566	35,567,590	–	1,332,939,156
Cash Equivalents	–	228,388,000	–	228,388,000
Royce Special Equity Multi-Cap Fund
Common Stocks	103,547,659	–	–	103,547,659
Cash Equivalents	–	9,467,000	–	9,467,000
Royce Total Return Fund
Common Stocks	2,729,909,769	25,559,134	0	2,755,468,903
Corporate Bond	–	4,015,845	–	4,015,845
Cash Equivalents	9,361,323	87,321,000	–	96,682,323

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the three months ended March 31, 2017, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1

Royce Dividend Value Fund	$–	$42,058,658
Royce Global Financial Services Fund	–	13,350,850
Royce Heritage Fund	–	5,068,826
Royce International Micro-Cap Fund	–	3,917,585
Royce International Premier Fund	–	65,097,235
Royce Low-Priced Stock Fund	–	16,941,381
Royce Micro-Cap Fund	–	5,322,157
Royce Opportunity Fund	175,775	–
Royce Pennsylvania Mutual Fund	5,955,314	52,183,423
Royce Premier Fund	–	47,899,669
Royce Small-Cap Leaders Fund	–	2,378,906
Royce Smaller-Companies Growth Fund	4,947,934	18,287,366
Royce Total Return Fund	–	116,939,277

Level 3 Reconciliation:

			Unrealized	Balance as of
	Balance as of 12/31/16	Purchases	Gain (Loss)	3/31/17

Royce Heritage Fund
Common Stocks	$ –	$ 0	$ 77,727	$ 77,727
Royce Low-Priced Stock Fund
Common Stocks	0	–	–	0
Royce Micro-Cap Fund
Common Stocks	865,628	–	–	865,628
Royce Total Return Fund
Common Stocks	0	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/17	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$865,628	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2017 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. Loaned securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2017:

		Market			Realized			Market
	Shares	Value	Cost of	Proceeds	Gain	Dividend	Shares	Value
Affiliated Company	12/31/16	12/31/16	Purchases	from Sales	(Loss)	Income	3/31/17	3/31/17

Royce Opportunity Fund
Amtech Systems	697,399	$2,963,946	$–	$145,042	$(58,423)	$–	671,940	$3,695,670
Dixie Group	839,935	3,023,766	3,851	–	–	–	841,035	3,027,726
Echelon Corporation	230,152	1,081,714	–	–	–	–	230,152	1,387,816
Layne Christensen[1]	978,512	10,636,425	242,278	159,406	960	–
LMI Aerospace[1]	831,730	7,169,513	–	10,161,903	(2,999,550)	–
Noranda Aluminum Holding
Corporation	593,726	14,131	–	–	–	–	593,726	13,062
Northwest Pipe	461,994	7,955,537	433,126	–	–	–	489,026	7,682,599
SigmaTron International	344,772	1,630,772	–	30,304	(65,968)	–	337,947	1,672,838
VOXX International Cl. A	1,283,078	6,030,467	91,327	–	–	–	1,302,078	6,770,806
		40,506,271			(3,122,981)	–		24,250,517
Royce Pennsylvania Mutual Fund
Preformed Line Products	290,278	16,870,957	–	–	–	58,056	290,278	15,137,998
STRATTEC SECURITY	245,247	9,883,454	–	31,496	(38,266)	34,209	244,347	6,792,847
		26,754,411			(38,266)	92,265		21,930,845
Royce Special Equity Fund
Bassett Furniture Industries	735,000	22,344,000	1,119,626	–	–	73,500	778,070	20,930,083
Bowl America Cl. A	343,000	5,916,750	–	–	–	58,310	343,000	4,973,500
Capella Education[1]	577,700	50,722,060	1,238,270	2,784,875	1,132,040	223,532
Computer Services	739,862	28,743,639	532,794	–	–	208,320	752,450	32,889,590
CSS Industries	885,000	23,956,950	–	–	–	177,000	885,000	22,939,200
Flexsteel Industries	536,000	33,055,120	1,264,102	–	–	112,108	561,438	28,296,475
Hooker Furniture	1,110,000	42,124,500	–	–	–	133,200	1,110,000	34,465,500
Hurco Companies	525,000	17,377,500	–	–	–	52,500	525,000	16,327,500
John B. Sanfilippo & Son	507,500	35,722,925	7,302,839	–	–	–	620,000	45,377,800
National Presto Industries	450,000	47,880,000	822,915	–	–	2,475,000	458,500	46,858,700
Park Electrochemical	1,950,000	36,367,500	–	–	–	195,000	1,950,000	34,827,000
Resources Connection[1]	1,580,000	30,415,000	248,483	4,826,120	633,284	154,000
Standard Motor Products	1,295,000	68,919,900	1,210,790	4,083,168	1,645,761	233,700	1,240,000	60,933,600
		443,545,844			3,411,085	4,096,170		348,818,948
Royce Total Return Fund
Landauer	496,600	23,886,460	–	–	–	136,565	496,600	24,209,250
Mueller (Paul) Company	112,500	3,127,500	–	–	–	–	112,500	3,096,000
Starrett (L.S.) Company (The) Cl. A	491,000	4,566,300	–	–	–	49,100	491,000	5,155,500
		31,580,260			–	185,665		32,460,750

[1]Not an Affiliated Company at March 31, 2017.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholder. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: May 26, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, The Royce Fund
Date: May 26, 2017